================================================================================

                              SMITH BARNEY CONCERT
                             ALLOCATION SERIES INC.


               [PHOTO]              [PHOTO]               [PHOTO]

================================================================================


                                Global Portfolio
                              High Growth Portfolio
                                Growth Portfolio
                               Balanced Portfolio
                             Conservative Portfolio
                                Income Portfolio


                    ========================================

                               SEMI-ANNUAL REPORT

                                  July 31, 1998

                    ========================================


                       Investment Strategies for Your Life



                        [LOGO] Smith Barney Mutual Funds
                               Investing for your future.
                               Every day.(SM)

Table of Contents


Letter to Shareholders.........................................................1


The Concert Allocation Series Portfolios


       The Global Portfolio....................................................6


       The High Growth Portfolio...............................................9


       The Growth Portfolio...................................................14


       The Balanced Portfolio.................................................19


       The Conservative Portfolio.............................................24


       The Income Portfolio...................................................29


Schedules of Investments......................................................34


Statements of Assets and Liabilities..........................................40


Statements of Operations......................................................41


Statements of Changes in Net Assets...........................................42


Notes to Financial Statements.................................................44


Financial Highlights..........................................................49


Additional Shareholder Information............................................60


Directors and Officers........................................................61

Dear Shareholder:


[PHOTO]

Heath B. McLendon
Chairman
The Concert Allocation Series


[PHOTO]

Thomas B. Stiles II
Vice President and
Investment Officer
The Concert Allocation Series


We are pleased to provide the semi-annual report for the Smith Barney Concert Allocation Series Inc. for the period ended July 31, 1998. The Concert Allocation Series Portfolios, Inc. ("Portfolios") covered in this report for the most part delivered competitive returns during the reporting period. The performance and current holdings of each Portfolio are discussed in greater detail beginning on page six. As of July 31, 1998, total assets in the Concert Allocation Series were approximately $2.1 billion and we are currently helping more than a quarter of a million shareholders pursue their financial goals. We hope you find this report to be useful and informative.

The Benefits of Broad Diversification

As we stated in our first report two years ago, successful investing requires discipline and patience. Investors must have the ability to maintain a long-term perspective and develop a broadly diversified portfolio made up of different investments. Because no two investors are alike, each has different short- and long-term investment goals, tolerances for risk and investment time horizons. Especially in light of increasing market volatility, we believe that the Concert Allocation Series Portfolios remain an extremely effective way to take advantage of the benefits of broad diversification.

Our original goal in developing the Concert Allocation Portfolios was to maximize reward potential and minimize risk through diversification by investing in a wide range of asset classes and investment styles. As you know, unlike ordinary mutual funds, the six Concert Allocation Series Portfolios do not invest directly in stocks, bonds or other securities. Instead, they invest in carefully selected groups of Smith Barney Mutual Funds that work to achieve the investment objective of each respective Portfolio.

By design, an investment in a particular Concert Allocation Series Portfolio is likely to be less volatile than an investment in a single asset type, a particular mutual fund or a specific financial market. With respect to investment returns, the performance of each Concert Allocation Series Portfolio is designed to rank somewhere in the middle of the asset classes in which it invests, performing below the best markets but better than the worst ones. We created the Concert Allocation Series to be something of a risk-control investment. Our main goal is to provide investors with attractive, long-term risk-adjusted returns.

The Performance of Five Concert Allocation Series Portfolios*

Class A Share Total Returns for the Six Months Ended 7/31/98+

                                           Class A**             Class A***
                                      With sales charges   Without sales charges
                                      ------------------   ---------------------
High Growth Portfolio                         3.39%                 8.81%
Growth Portfolio                              2.13                  7.48
Balanced Portfolio                           (0.36)                 4.86
Conservative Portfolio                       (1.64)                 2.97
Income Portfolio                             (1.75)                 2.85

The Performance of the Global Portfolio

Class A Share Total Return Since March 9, 1998  (Inception) through 7/31/98+

                                           Class A**             Class A***
                                      With sales charges   Without sales charges
                                      ------------------   ---------------------
                                            (7.00%)               (2.11%)



Global Portfolio

The Global Portfolio began on March 9, 1998 and has had a challenging start due to its emerging markets exposure and the fact that it is more aggressively managed than the other five Portfolios. While the other five Concert Allocation Series Portfolios can serve as complete investment programs, the Global Portfolio, which invests primarily in Funds that invest in overseas equities, was designed to be an aggressive way for investors to tap into global opportunities. Therefore, the Global Portfolio is only suitable for aggressive investors who are seeking capital appreciation and who have a long-term investment horizon.

* Performance numbers for the other classes of shares can be found beginning on page 11.

** These total return figures assume reinvestment of all dividends and reflect the deduction of the maximum front-end sales charge for each Portfolio's Class A shares: 5.00% for the Global, High Growth, Growth and Balanced Portfolios and 4.50% for the Conservative and Income Portfolios.

*** These total return figures do not reflect the deduction of a sales charge for each Portfolio's Class A shares. In addition, all total return information represents past performance, which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

                       The Benefits of Long-Term Investing
        Growth of $10,000 Invested in the Standard & Poor's 500 Composite
              Stock Index, Lehman Government/Corporate Bond Index,
              Salomon Smith Barney World Government Bond Index, and
                 Morgan Stanley Capital International EAFE Index
                         (July 31, 1988 - July 31, 1998)
                                   (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    Salomon Smith Barney
                        World Gov't.                         Lehman Gov't./Corp.
       S&P 500 Index     Bond Index        MSCI EAFE Index        Bond Index
       -------------     ----------        ---------------        ----------
7/88     $10,000          $10,000             $10,000               $10,000
1/89     $11,142          $10,488             $11,485               $10,482
1/90     $12,750          $11,120             $12,040               $11,655
1/91     $13,817          $12,159             $ 9,916               $12,939
1/92     $16,946          $13,516             $ 9,980               $14,638
1/93     $18,736          $14,858             $ 8,988               $16,333
1/94     $21,144          $16,454             $12,960               $18,016
1/95     $21,254          $16,048             $12,417               $17,455
1/96     $29,462          $18,865             $14,464               $20,548
1/97     $37,219          $20,488             $14,785               $21,040
1/98     $47,232          $22,959             $16,329               $23,391
7/98     $54,411          $23,946             $18,285               $24,048

The Standard & Poor's 500 Composite Stock Index ("S&P 500") is a capitalization-weighted index of 500 widely held common stocks. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

The U.S. Markets

During the six months ended July 31, 1998, the U.S. financial markets have proven quite resilient. Despite woes in Asia and signs of rising labor costs at home, most stock and bond markets provided positive returns. Stock returns were highly dependent on market capitalization: the bigger the company, the higher the return. Bond market performance was more homogeneous, with the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, up some 2.81%. (The Lehman Aggregate Bond Index is an unmanaged index composed of the Lehman Intermediate Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.)

The performance of the U.S. stock market was particularly noteworthy, as there was a dramatic distinction between the popular averages and the broader stock market. For example, the Standard & Poor's 500 Composite Stock Index ("S&P 500"), a measure of large-capitalization domestic stocks, returned 15.18% for the period. In contrast, the Russell 2000 Index(R), a measure of smaller-capitalization stocks, was actually down 2.02%. So although the popular averages were up handsomely, there were some sharp reversals both in the broader market and in smaller-sized company stocks.

Investors in larger-capitalization stocks have enjoyed returns greater than the "average" year, but in half the time! A benign interest rate environment and strong corporate earnings reports supported this increase. And although the rate of earnings growth has not been overwhelming, most companies' earnings came in ahead of analysts' expectations, supporting stock prices. In contrast, smaller-sized companies stumbled from their April highs, following earnings fears triggered by Asia's slowdown. These stocks proved vulnerable to investors' "flight to safety" into larger-capitalization stocks.

Bonds benefited from an extremely tame inflation environment. Reported inflation, as measured by the Consumer Price Index, was only about 1% over the past six months. And the economic woes in Asia have unleashed a torrent of cheap imported goods to our shores, adding more downward pressure to prices. Asian weakness also dispelled Federal Reserve Board ("Fed") concerns that U.S. economic growth was too strong, and quashed any thoughts of raising interest rates.


International Stock Markets

Three trends predominated in the international stock markets through the reporting period:

o Large-capitalization stocks materially outperformed mid- and small-capitalization stocks.

o The stock markets of relatively mature, developed economies outperformed the more volatile and less liquid emerging markets.

o The strength of the U.S. dollar versus the currencies of the United States' major trading partners largely negated returns earned in local currencies.

There has been a sense of crisis in the international stock markets during the reporting period. The Southeast Asian currency collapse radiated outward, engulfing not only some of the strongest regional economies (such as Taiwan and Singapore) but also ultimately crushing the Korean economy and its currency. In Japan, the largest Asian stock market, the region's largest economy and a major regional lender, the crisis contributed to an already deteriorating local Japanese outlook. Global equity markets, as measured by the MSCI World Index, lost 0.2% during July as weakness in North America, the U.K. and Japan offset the relatively strong performance in continental Europe. As of this writing, the unexpected devaluation of Russia's ruble has further roiled the international stock markets, particularly those in the emerging markets. In light of this turmoil, the strength of the U.S. dollar and U.S. bond market, to some degree, have reflected investor preferences for liquidity, stability and strength.


International Bond Markets

The world's major government bond markets all performed well in the last year. The key macro-economic factor behind the fall in global bond yields was the continuing favorable inflation environment with weak commodity prices, especially in the energy industries. The strong performance by major currencies in North America and Europe helped counteract inflationary influences of strong growth and low unemployment.

The deteriorating economic situation in Japan and unfavorable developments in several of the emerging markets were additional drivers of bond market behavior in the first half of 1998. The core European bond markets (i.e., Germany, France and the United Kingdom), the U.S. Treasury bond market and the U.S. dollar were the main flight-to-quality beneficiaries of the uncertain investment conditions elsewhere.

Looking Forward

Looking toward the next six months, we anticipate a positive inflation and interest rate backdrop. Asian economic troubles should slow the U.S. economy somewhat, with two effects -- one favorable, one not. A slowing economy further diminishes the chance of a Fed rate hike. Corporate profitability, however, is a potential stock market concern as investors have begun to question the earnings outlook. Many company managements are now warning of weaker results in the second half of the year. The Asian weakness may have begun to offset some of the strength in the previously unstoppable U.S. economy. There are, however, no signs that corporate managements have lost their focus on the bottom line. We anticipate that despite the challenges outlined above, corporations should report decent, though not spectacular, earnings increases through the rest of the year -- providing support to U.S. stock prices.

The intermediate effects of the financial woes plaguing Asia cannot be denied:
Economic contraction and decline, massive bankruptcies and debt restructurings/reschedulings, potential labor and civil unrest have resulted in an investment climate of much greater risk. Whether or not government and business policy-makers have the will and flexibility to make the correct rehabilitative choices remains unanswerable and we believe another six to twelve months of uncertainties in Asia and the rest of the emerging markets is very likely.

As global markets become more volatile and investor uncertainty rises, we believe that investors should try to maintain a long-term perspective. Because market turbulence can often be a short-term occurrence, this may be an opportune time to review your original investment goals. The longer your investment time horizon, the less concerned you should be about the short-term ups and downs of the global markets.

We think the significant advantages of diversifying across a broad range of asset classes and investment styles that the Concert Allocation Series Portfolios offer will become even more apparent in the days ahead. Thank you for your continued confidence in our investment management approach.



Sincerely,


/s/ Heath B. McLendon                  /s/ Thomas B. Stiles II



Heath B. McLendon                      Thomas B. Stiles II
Chairman                               Vice President and
                                       Investment Officer


August 27, 1998

THE GLOBAL PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

                   [THE FOLLOWING PERCENTAGE WAS REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                                100% Stock Funds

The Global Portfolio seeks capital appreciation by investing 100% of its assets in global, international and U.S. stock funds.

 ................................................................................

The Global Portfolio

The Global Portfolio seeks capital appreciation by investing 100% of its assets in global, international and U.S. stock funds. The Global Portfolio is the most aggressively managed one of the Concert Allocation Series and has been designed for investors who are willing to tolerate short-term market fluctuations for potential long-term gains. In addition, please note that investing in international markets involves certain risks including but not limited to illiquid markets and political and economic instability. Before investing overseas, investors should understand the risks as well as the opportunities and be prepared for substantial market volatility, especially when investing in emerging markets.


================================================================================
                                Portfolio Update
================================================================================

Since the Global Portfolio's inception on March 9, 1998 through July 31, 1998, its Class A shares posted a negative total return of 2.11% before the effect of any sales charge is deducted. Historically, the leading asset class and the lagging asset class change from year to year. Each Concert Allocation Series Portfolio is a long-term investment that has been designed to reduce overall market volatility and will usually achieve a rate of return roughly in the middle of the asset classes in which it invests. Additional performance information can be found on page eight.

Global equity markets have underperformed the U.S. stock market during the reporting period. Weakness in North America, the U.K. and Japan offset the relatively strong performance in continental Europe. European stocks have been among the strongest performing issues in the world so far this year. However, the valuations of many Continental European stocks are near all-time highs and investors are pricing in very optimistic earnings growth prospects. Further complicating the investment environment is the market's preoccupation with earnings momentum and investors' seeming neglect of valuation measures. Whereas many companies in North America and Europe are trading near all-time price/earnings ratios during a period of near peak profitability levels, other areas of the world -- particularly the emerging markets -- have been negatively impacted by growing investor fears.

Japan's new government, led by Prime Minister Obuchi, remains a wild card that will influence near-term performance of markets in the region. Japan is in desperate need of financial industry reform and a legitimate economic stimulus package. The credibility and timeliness of the Japanese government's policies will greatly influence the timing of a recovery in the region.

A strong U.S. dollar and continued turmoil in global markets helped fuel a robust bond market rally in the U.S. during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds.

 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Global Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.

The Concert Allocation Series Global Portfolio Breakdown (as of 7/31/98)

                 [THE FOLLOWING PERCENTAGES WERE REPRESENTED BY
                      A PIE CHART IN THE PRINTED MATERIAL.]

                         =============================
                                10% Smith Barney
                           Small Cap Blend Fund, Inc.
                         =============================
                           Top 5 Holdings:

                            Legato Systems Inc.
                            Arterial Vascular Engine
                            Allegiance Corp.
                            Ciber Inc.
                            Network Appliance Inc.
                         =============================

                         =============================
                                25% Smith Barney
                             Investment Funds Inc.-
                             Smith Barney Hansberger
                                Global Value Fund
                         =============================
                           Top 5 Holdings:

                            Broken Hill Proprietary
                            Scor SA
                            Pfleiderer AG
                            Telstra Corp.
                            Sparebanken NOR
                         =============================

                         =============================
                                10% Smith Barney
                             Investment Funds Inc.-
                             Smith Barney Hansberger
                           Global Small Cap Value Fund
                         =============================
                           Top 5 Holdings:

                            Somerfield
                            Cafe de Coral Holdings Ltd.
                            Ownes & Minor Inc.
                            Tecumseh Products Co.
                            Fin Marc Di Lacharriere
                         =============================

                         =============================
                                 5% Smith Barney
                             Investment Funds Inc.-
                          Concert Peachtree Growth Fund
                         =============================
                           Top 5 Holdings:

                            Tyco International Ltd.
                            General Electric Co.
                            Bristol-Myers Squibb Co.
                            Scherring-Plough Corp.
                            American Express Co.
                         ==============================

                         ==============================
                                25% Smith Barney
                               World Funds, Inc.-
                         International Equity Portfolio
                         ==============================

                           Top 5 Holdings:

                            Nokia
                            Compass Group PLC
                            Bank of Ireland
                            Rentokil Initial PLC
                            Misys PLC
                         ==============================

                         =============================
                                 5% Smith Barney
                               World Funds, Inc.-
                           Emerging Markets Portfolio
                         =============================
                           Top 5 Holdings:

                            Telebras - Sponsor ADR
                            Elektrim
                            Telec De Sao Paulo SA PR
                            Telefonica Argentina ADR
                            Plessey Corporation Ltd.
                         =============================

                         =============================
                                15% Smith Barney
                                Investment Trust-
                                  Smith Barney
                        Large Capitalization Growth Fund
                         =============================
                           Top 5 Holdings:

                            Intel Corp.
                            Coca-Cola Co.
                            America Online Inc.
                            Texas Instruments Inc.
                            Wells Fargo & Co.
                         =============================

                         =============================
                                 5% Smith Barney
                                  Funds, Inc.-
                              Large Cap Value Fund
                         =============================
                           Top 5 Holdings:

                            American Howe Products
                            Bristol-Myers Squibb Co.
                            Xerox Corp.
                            Enron Corp.
                            Sprint Corp.
                         =============================

THE GLOBAL PORTFOLIO

Historical Performance--Class A Shares
 ....................................................................................................................................

                                                   Net Asset Value
                                  ----------------------------------------------    Income           Capital Gain            Total
Period Ended                       Beginning of Period         End of Period       Dividend          Distribution          Return(1)
====================================================================================================================================
Inception*-7/31/98                        $11.40                   $11.16            $0.00              $0.00               (2.11)%+
====================================================================================================================================

Historical Performance--Class B Shares
 ....................................................................................................................................

                                                   Net Asset Value
                                  ----------------------------------------------    Income           Capital Gain            Total
Period Ended                       Beginning of Period         End of Period       Dividend          Distribution          Return(1)
====================================================================================================================================
Inception*-7/31/98                        $11.40                   $11.13            $0.00              $0.00               (2.37)%+
====================================================================================================================================

Historical Performance--Class L Shares++
 ....................................................................................................................................

                                                   Net Asset Value
                                  ----------------------------------------------    Income           Capital Gain            Total
Period Ended                       Beginning of Period         End of Period       Dividend          Distribution          Return(1)
====================================================================================================================================
Inception*-7/31/98                        $11.40                   $11.13            $0.00              $0.00               (2.37)%+
====================================================================================================================================


Average Annual Total Return
 ....................................................................................................................................

                                                                                 Without Sales Charge(1)
                                                   ---------------------------------------------------------------------------------
                                                       Class A                           Class B                       Class L++
====================================================================================================================================
Inception* through 7/31/98+                            (2.11)%                           (2.37)%                        (2.37)%
====================================================================================================================================

                                                                                 With Sales Charge(2)
                                                   ---------------------------------------------------------------------------------
                                                       Class A                           Class B                       Class L++
====================================================================================================================================
Inception* through 7/31/98+                            (7.00)%                           (7.25)%                        (4.35)%
====================================================================================================================================


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++   On June 12, 1998, Class C shares were renamed Class L shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

*    Inception date for Class A, B and L shares is March 9, 1998.

THE HIGH GROWTH PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                                10% Bonds Funds

                                90% Stock Funds

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

 ................................................................................

The High Growth Portfolio

The High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series Inc., the High Growth Portfolio invests a large percentage of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.


================================================================================
                                Portfolio Update
================================================================================

The Concert Allocation Series High Growth Portfolio's Class A shares generated a total return of 8.81% for the six months ended July 31, 1998, before the effect of any sales charges is deducted. The chart that appears on page 13 compares the Portfolio's performance to broad-based indices that track three of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class change from year to year. Each Concert Allocation Series Portfolio is a long-term investment that has been designed to reduce overall market volatility and will usually achieve a rate of return roughly in the middle of the asset classes in which it invests.

The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and small companies became even more pronounced as the year progressed. For example, after gaining roughly 10% in the first quarter, the Russell 2000 Index posted a negative return of 2.02% for the six months ended July 31, 1998. In contrast, the S&P 500 rose approximately 15% in the same period. In addition, growth stocks generally outperformed value stocks during the first half of the year.

The Portfolio especially benefited from its exposure to large-capitalization growth stocks during the reporting period. While smaller company stocks lagged larger ones, the Portfolio's holdings in this asset class also performed well, either meeting or outperforming their respective indices. Moreover, the Portfolio's international exposure was a major contributor to its performance in the last six months. In particular, the major stock exchanges of Europe led the way with dramatic gains in recent months as economic convergence and ongoing corporate restructuring have helped give rise to a true equity culture in Europe.


 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series Inc.'s Board of Directors.

The Concert Allocation Series High Growth Portfolio Breakdown (as of 7/31/98)


                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                       ==================================
                                10% Smith Barney
                           Aggressive Growth Fund Inc.
                       ==================================
                         Top 5 Holdings:

                          Tyco International Ltd.
                          Intel Corp.
                          Forest Labs Inc.
                          CBS Corp.
                          Lehman Brothers Holdings
                       ==================================

                       ==================================
                                10% Smith Barney
                             Investment Funds Inc.-
                       Smith Barney Special Equities Fund
                       ==================================
                         Top 5 Holdings:

                          Abercrombie & Fitch Co.
                          Safeskin Corp.
                          Chancellor Media Corp.
                          Starbucks Corp.
                          Beringer Wine Estates
                       ==================================

                       ==================================
                                10% Smith Barney
                               World Funds, Inc.-
                         International Equity Portfolio
                       ==================================
                         Top 5 Holdings:

                          Nokia
                          Compass Group PLC
                          Bank of Ireland
                          Rentokil Initial PLC
                          Misys PLC
                       ==================================

                       ==================================
                          5% Smith Barney Funds, Inc.-
                              Large Cap Value Fund
                       ==================================
                         Top 5 Holdings:

                          American Howe Products
                          Bristol-Myers Squibb Co.
                          Xerox Corp.
                          Enron Corp.
                          Sprint Corp.
                       ==================================

                       ==================================
                        10% Smith Barney Investment Funds
                       Inc.-Concert Peachtree Growth Fund
                       ==================================
                         Top 5 Holdings:

                          Tyco International Ltd.
                          General Electric Co.
                          Bristol-Myers Squibb Co.
                          Scherring-Plough Corp.
                          American Express Co.
                       ==================================

                       ==================================
                           11% Smith Barney Investment
                            Trust-Smith Barney Large
                           Capitalization Growth Fund
                       ==================================
                         Top 5 Holdings:

                          Intel Corp.
                          Coca-Cola Co.
                          American Online Inc.
                          Texas Instruments Inc.
                          Wells Fargo & Co.
                       ==================================

                       ==================================
                       5% Smith Barney Equity Funds, Inc.-
                        Smith Barney Large Cap Blend Fund
                       ==================================
                         Top 5 Holdings:

                          Household International
                          General Electric Co.
                          Rite Aid Corp.
                          Hewlett-Packard
                          Ericsson Telephone
                       ==================================

                       ==================================
                           10% Smith Barney Investment
                            Funds Inc.- Smith Barney
                          Hansberger Global Value Fund
                       ==================================
                         Top 5 Holdings:

                          Broken Hill Proprietary
                          Scor SA
                          Pfleiderer AG
                          Telstra Corp.
                          Sparebanken NOR
                       ==================================

                       ==================================
                                 5% Smith Barney
                             Investment Funds Inc.-
                          Smith Barney Contrarian Fund
                       ==================================
                         Top 5 Holdings:

                          Tupperware Corp.
                          Seagram Co. Ltd.
                          Forest Labs Inc.
                          Scholastic Corp.
                          UST, Inc.
                       ==================================

                       ==================================
                          9% Smith Barney Income Funds-
                          Smith Barney High Income Fund
                       ==================================
                         Top 5 Holdings:

                          Magellan Health Services
                          First Nationwide Bank
                          United International Holdings
                          Unisys Corp.
                          CSC Holdings
                       ==================================

                       ==================================
                                15% Smith Barney
                           Small Cap Blend Fund, Inc.
                       ==================================
                         Top 5 Holdings:

                          Legato Systems Inc.
                          Arterial Vascular Engine
                          Allegiance Corp.
                          Ciber Inc.
                          Network Appliance Inc.
                       ==================================

THE HIGH GROWTH PORTFOLIO


Historical Performance--Class A Shares
 ....................................................................................................................................

                                                       Net Asset Value
                                        ---------------------------------------------    Income          Capital Gain       Total
Period Ended                               Beginning of Period       End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                          $12.97                 $13.95            $0.00              $0.16            8.81%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                           12.41                  12.97             0.13               0.33            8.25
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                  12.41             0.20               0.04           11.04+
====================================================================================================================================
Total                                                                                     $0.33              $0.53
====================================================================================================================================

Historical Performance--Class B Shares
 ....................................................................................................................................

                                                       Net Asset Value
                                        ---------------------------------------------    Income          Capital Gain       Total
Period Ended                               Beginning of Period       End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                          $12.95                 $13.87            $0.00              $0.16            8.36%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                           12.41                  12.95             0.05               0.33            7.44
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                  12.41             0.07               0.04            9.91+
====================================================================================================================================
Total                                                                                     $0.12              $0.53
====================================================================================================================================

Historical Performance--Class L Shares++
 ....................................................................................................................................

                                                       Net Asset Value
                                        ---------------------------------------------    Income          Capital Gain       Total
Period Ended                               Beginning of Period       End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                          $12.96                 $13.88            $0.00              $0.16            8.36%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                           12.42                  12.96             0.05               0.33            7.44
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                  12.42             0.07               0.04           10.00+
====================================================================================================================================
Total                                                                                     $0.12              $0.53
====================================================================================================================================

Historical Performance--Class Z Shares
 ....................................................................................................................................

                                                       Net Asset Value
                                        ---------------------------------------------    Income          Capital Gain       Total
Period Ended                               Beginning of Period       End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                          $12.97                 $13.96            $0.00              $0.16            8.89%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                           12.41                  12.97             0.17               0.33            8.58
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                12.24                  12.41             0.00               0.00            1.39+
====================================================================================================================================
Total                                                                                     $0.17              $0.49
====================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Return
 ....................................................................................................................................
                                                                                Without Sales Charge(1)
                                                       -----------------------------------------------------------------------------
                                                          Class A              Class B              Class L++              Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                   8.81%                8.36%                8.36%                  8.89%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                          6.47                 5.62                 5.61                   6.71
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                 11.41                10.43                10.46                  12.54
====================================================================================================================================

                                                                                With Sales Charge(2)
                                                       -----------------------------------------------------------------------------
                                                           Class A              Class B             Class L++               Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                   3.39%                3.36%                6.28%                  8.89%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                          1.16                 0.62                 3.54                   6.71
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                  9.13                 9.38                10.00                  12.54
====================================================================================================================================


Cumulative Total Return
 ....................................................................................................................................
                                                                                  Without Sales Charge(1)
====================================================================================================================================
Class A (Inception* through 7/31/98)                                                      30.80%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/98)                                                      27.97
------------------------------------------------------------------------------------------------------------------------------------
Class L++ (Inception* through 7/31/98)                                                    28.05
------------------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/98)                                                      19.87
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++   On June 12, 1998, Class C Shares were renamed Class L shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception date for Class A, B and L shares is February 5, 1996 and for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the High Growth Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Salomon Smith Barney High Yield Market Index
 ................................................................................
February 5, 1996 -- July 31, 1998 (unaudited)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           High Growth    High Growth     High Growth                                                       Salomon Smith
            Portfolio-     Portfolio-      Portfolio-      Standard & Poor's    Russell                         Barney
             Class A        Class B         Class L          500 Composite       2000       MSCI EAFE         High Yield
             Shares         Shares          Shares           Stock Index         Index        Index          Market Index
             -------        -------         -------          -----------         -----        -----          ------------
2/5/96       $ 9,500        $10,000         $10,000            $10,000          $10,000      $10,000           $10,000
7/96         $ 9,142        $ 9,083         $ 9,462            $10,175          $10,084      $10,119           $10,208
1/97         $10,549        $10,491         $10,886            $12,630          $11,897      $10,220           $11,049
7/97         $11,671        $11,716         $11,999            $15,476          $13,452      $11,968           $11,886
1/98         $11,419        $11,409         $11,695            $16,026          $14,047      $11,272           $12,693
7/31/98      $12,426        $12,497         $12,672            $18,462          $13,764      $12,622           $13,152


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1998. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE GROWTH PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================


                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 30% Bond Funds

                                70% Stock Funds


The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.

 ................................................................................

The Growth Portfolio

The Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series Inc., the Growth Portfolio invests a large percentage of its assets in large-capitalization stock mutual funds, to provide growth. The Portfolio's equity allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Portfolio is allocated to bonds, to help reduce volatility.


================================================================================
                                Portfolio Update
================================================================================

The Concert Allocation Series Growth Portfolio's Class A shares generated a total return of 7.48% for the six months ended July 31, 1998, before the effect of any sales charges is deducted. The chart that appears on page 18 compares the Portfolio's performance to broad-based indices that track three of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class change from year to year. Each Concert Allocation Series Portfolio is a long-term investment that has been designed to reduce overall market volatility and will usually achieve a rate of return roughly in the middle of the asset classes in which it invests.

The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed. For example, after gaining roughly 10% in the first quarter, the Russell 2000 Index posted a negative return of 2.02% for the six months ended July 31, 1998. In contrast, the S&P 500 rose approximately 15% in the same period. In addition, growth stocks generally outperformed value stocks during the first half of the year.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

The Portfolio especially benefited from its exposure to large-capitalization growth stocks during the reporting period. While smaller company stocks lagged large ones, the Portfolio's holdings in this asset class also performed well, either meeting or outperforming their respective indices.


 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series Inc.'s Board of Directors.

The Concert Allocation Series Growth Portfolio Breakdown (as of 7/31/98)

                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                     ======================================
                        10% Smith Barney Investment Funds
                       Inc.-Concert Peachtree Growth Fund
                     ======================================
                           Top 5 Holdings:

                            Tyco International Ltd.
                            General Electric Co.
                            Bristol-Myers Squibb Co.
                            Scherring-Plough Corp.
                            American Express Co.
                     ======================================

                     ======================================
                          10% Smith Barney Funds, Inc.-
                              Large Cap Value Fund
                     ======================================
                           Top 5 Holdings:

                            American Howe Products
                            Bristol-Myers Squibb Co.
                            Xerox Corp.
                            Enron Corp.
                            Sprint Corp.
                     ======================================

                     ======================================
                     5% Smith Barney Investment Funds Inc.-
                          Smith Barney Contrarian Fund
                     ======================================
                           Top 5 Holdings:

                            Tupperware Corp.
                            Seagram Co. Ltd.
                            Forest Labs Inc.
                            Scholastic Corp.
                            UST, Inc.
                     ======================================

                     ======================================
                       10% Smith Barney World Funds, Inc.-
                         International Equity Portfolio
                     ======================================
                           Top 5 Holdings:

                            Nokia
                            Compass Group PLC
                            Bank of Ireland
                            Rentokil Initial PLC
                            Misys PLC
                     ======================================

                     ======================================
                                 5% Smith Barney
                           Aggressive Growth Fund Inc.
                     ======================================
                           Top 5 Holdings:

                            Tyco International Ltd.
                            Intel Corp.
                            Forests Labs Inc.
                            CBS Corp.
                            Lehman Brothers Holdings
                     ======================================

                     ======================================
                     5% Smith Barney Investment Funds Inc.-
                       Smith Barney Special Equities Fund
                     ======================================
                           Top 5 Holdings:

                            Abercrombie & Fitch Co.
                            Safeskin Corp.
                            Chancellor Media Corp.
                            Starbucks Corp.
                            Beringer Wine Estates
                     ======================================

                     ======================================
                      10% Smith Barney Equity Funds, Inc.-
                        Smith Barney Large Cap Blend Fund
                     ======================================
                           Top 5 Holdings:

                            Household International
                            General Electric Co.
                            Rite Aid Corp.
                            Hewlett-Packard
                            Ericsson Telephone
                     ======================================

                     ======================================
                           5% Smith Barney Investment
                            Funds Inc.-Smith Barney
                          Hansberger Global Value Fund
                     ======================================
                           Top 5 Holdings:

                            Broken Hill Proprietary
                            Scor SA
                            Pfleiderer AG
                            Telstra Corp.
                            Sparebanken NOR
                     ======================================

                     ======================================
                         10% Smith Barney Income Funds-
                          Smith Barney High Income Fund
                     ======================================
                           Top 5 Holdings:

                            Magellan Health Services
                            First Nationwide Bank
                            United International Holdings
                            Unisys Corp.
                            CSC Holdings
                     ======================================

                     ======================================
                           10% Smith Barney Investment
                       Funds Inc.-Smith Barney Government
                                 Securities Fund
                     ======================================
                         Sector Breakdown:
                         27.1% U.S. Treasurys
                         34.6% U.S. Government Agencies
                         38.3% Other

                         Credit Quality:
                         100% AAA-Rated

                         Average Maturity:
                          8.7 Years
                     ======================================

                     ======================================
                           5% Smith Barney Investment
                            Trust-Smith Barney Large
                           Capitalization Growth Fund
                     ======================================
                           Top 5 Holdings:

                            Intel Corp.
                            Coca-Cola Co.
                            American Online Inc.
                            Texas Instruments Inc.
                            Wells Fargo & Co.
                     ======================================

                     ======================================
                           10% Smith Barney Investment
                             Funds Inc.-Smith Barney
                           Investment Grade Bond Fund
                     ======================================
                           Top 5 Holdings:

                            Boeing Co.
                            Walt Disney Co.
                            NationsBank Corp.
                            Republic New York Corp.
                            IBM Corp.
                     ======================================

                     ======================================
                            5% Smith Barney Small Cap
                                Blend Fund, Inc.
                     ======================================
                           Top 5 Holdings:

                            Legato Systems Inc.
                            Arterial Vascular Engine
                            Allegiance Corp.
                            Ciber Inc.
                            Network Appliance Inc.
                     ======================================

THE GROWTH PORTFOLIO

Historical Performance--Class A Shares
 ....................................................................................................................................

                                                       Net Asset Value
                                    -----------------------------------------------     Income          Capital Gain         Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $12.99                   $13.74            $0.03              $0.19            7.48%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.32                    12.99             0.32               0.46           11.82
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.40                    12.32             0.31               0.02           11.08+
====================================================================================================================================
Total                                                                                    $0.66              $0.67
====================================================================================================================================


Historical Performance--Class B Shares
 ....................................................................................................................................

                                                       Net Asset Value
                                    -----------------------------------------------     Income          Capital Gain         Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $13.00                   $13.73            $0.00              $0.19            7.10%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.33                    13.00             0.21               0.46           10.93
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.40                    12.33             0.22               0.02           10.32+
====================================================================================================================================
Total                                                                                    $0.43              $0.67
====================================================================================================================================


Historical Performance--Class L Shares++
 ....................................................................................................................................

                                                       Net Asset Value
                                    -----------------------------------------------     Income          Capital Gain         Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $13.00                   $13.73            $0.00              $0.19            7.10%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.33                    13.00             0.21               0.46           10.92
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.40                    12.33             0.22               0.02           10.32+
====================================================================================================================================
Total                                                                                    $0.43              $0.67
====================================================================================================================================


Historical Performance--Class Z Shares
 ....................................................................................................................................

                                                       Net Asset Value
                                    -----------------------------------------------     Income          Capital Gain         Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $12.99                   $13.74            $0.04              $0.19            7.61%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.32                    12.99             0.35               0.46           12.08
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             12.18                    12.32             0.00               0.00            1.15+
====================================================================================================================================
Total                                                                                    $0.39              $0.65
====================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Return
 ....................................................................................................................................
                                                                           Without Sales Charge(1)
                                              ------------------------------------------------------------------------------------
                                                   Class A              Class B              Class L++              Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                            7.48%                7.10%                7.10%                  7.61%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                   8.40                 7.56                 7.54                   8.70
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                          12.33                11.50                11.50                  13.83
====================================================================================================================================

                                                                             With Sales Charge(2)
                                              ------------------------------------------------------------------------------------
                                                   Class A              Class B              Class L++              Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                            2.13%                2.10%                5.04%                  7.61%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                   2.97                 2.56                 5.45                   8.70
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                          10.04                10.47                11.03                  13.83
====================================================================================================================================

Cumulative Total Return
 ....................................................................................................................................
                                                                                          Without Sales Charge(1)
====================================================================================================================================
Class A (Inception* through 7/31/98)                                                                 33.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/98)                                                                 31.07
------------------------------------------------------------------------------------------------------------------------------------
Class L++ (Inception* through 7/31/98)                                                               31.06
------------------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/98)                                                                 21.99
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++   On June 12, 1998, Class C shares were renamed Class L shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception date for Class A, B and L shares is February 5, 1996 and for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the Growth Portfolio
vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Government/Corporate Bond Index
 ................................................................................
February 5, 1996 -- July 31, 1998 (unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL]


            Growth       Growth       Growth
           Portfolio-   Portfolio-   Portfolio-  Standard & Poor's   Russell     MSCI           Lehman
            Class A      Class B      Class L      500 Composite      2000       EAFE    Government/Corporate
            Shares       Shares       Shares        Stock Index      Index       Index        Bond Index
           -------      -------      -------        -----------       -----      -----        ----------
2/5/96     $ 9,500      $10,000      $10,000          $10,000        $10,000    $10,000        $10,000
7/96       $ 9,258      $ 9,225      $ 9,609          $10,175        $10,084    $10,119        $ 9,473
1/97       $10,552      $10,532      $10,917          $12,630        $11,897    $10,220        $ 9,118
7/97       $11,700      $11,787      $12,060          $15,476        $13,452    $11,968        $ 9,643
1/98       $11,800      $11,738      $12,109          $16,026        $14,047    $11,272        $10,136
7/31/98    $12,683      $12,807      $12,969          $18,462        $13,764    $12,622        $10,421


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1998. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") is a composite index that consists of equity total returns for Europe, Australia and the Far East. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE BALANCED PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 50% Bond Funds

                                50% Stock Funds


The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.
 ................................................................................


The Balanced Portfolio

The Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Balanced Portfolio, as its name states, divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed income portion of the Portfolio is mainly invested in funds that invest in U.S. government and Agency securities, as well as mortgage-backed securities.


================================================================================
                                Portfolio Update
================================================================================

The Concert Allocation Series Balanced Portfolio's Class A shares generated a total return of 4.86% for the six months ended July 31, 1998, before the effect of any sales charges is deducted. The chart that appears on page 23 compares the Portfolio's performance to broad-based indices that track three of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class change from year to year. Each Concert Allocation Series Portfolio is a long-term investment that has been designed to reduce overall market volatility and will usually achieve a rate of return roughly in the middle of the asset classes in which it invests.

The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed. For example, after gaining roughly 10% in the first quarter, the Russell 2000 Index posted a negative return of 2.02% for the six months ended July 31, 1998. In contrast, the S&P 500 rose approximately 15% in the same period. In addition, growth stocks generally outperformed value stocks during the first half of the year.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

During the reporting period, the Portfolio benefited from its holdings of large-capitalization stocks as well as its exposure to U.S. government bonds.


 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series Inc.'s Board of Directors.

The Concert Allocation Series Balanced Portfolio Breakdown (as of 7/31/98)

                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                       ===================================
                          5% Smith Barney Funds, Inc.-
                              Large Cap Value Fund
                       ===================================
                       Top 5 Holdings:

                        American Howe Products
                        Bristol-Myers Squibb Co.
                        Xerox Corp.
                        Enron Corp.
                        Sprint Corp.
                       ===================================

                       ===================================
                             10% Smith Barney Income
                           Funds-Smith Barney Premium
                                Total Return Fund
                       ===================================
                       Top 5 Holdings:

                        SLM Holding Corp.
                        MCI Communications Corp.
                        Loews Corp.
                        Bristol-Myers Squibb Co.
                        Telebras
                       ===================================

                       ===================================
                                10% Smith Barney
                             Appreciation Fund Inc.
                       ===================================
                       Top 5 Holdings:

                        Allstate Corp.
                        General Electric Co.
                        American International Group Inc.
                        Bristol-Myers Squibb Co.
                        General Electric Corp.
                       ===================================

                       ===================================
                          10% Smith Barney Fundamental
                                 Value Fund Inc.
                       ===================================
                       Top 5 Holdings:

                        Walmart Corp.
                        American International Group
                        American Express Co.
                        Telecommunications Inc.
                        Bank America Corp.
                       ===================================

                       ===================================
                       5% Smith Barney Equity Funds, Inc.-
                        Smith Barney Large Cap Blend Fund
                       ===================================
                         Top 5 Holdings:

                          Household International
                          General Electric Co.
                          Rite Aid Corp.
                          Hewlett-Packard
                          Ericsson Telephone
                       ===================================

                       ===================================
                             10% Smith Barney Income
                               Funds-Smith Barney
                                Convertible Fund
                       ===================================
                         Top 5 Holdings:

                            Mascotech Inc.
                            Alpharma Inc.
                            Kmart Financing
                            Hilton Hotels Corp.
                            Inco Ltd.
                       ===================================

                       ===================================
                          5% Smith Barney World Funds,
                             Inc.-Global Government
                                 Bond Portfolio
                       ===================================
                            Top 5 Holdings:

                             U.S. Treasurys
                             Bundesobligation
                             France OAT
                             U.S. Treasury Note
                             United Kingdom Treasurys

                       ===================================
                            10% Smith Barney Managed
                             Governments Fund Inc.
                       ===================================
                       Sector Breakdown:
                        22.0% U.S. Treasurys
                        78.0% Mortgage-Backed Securities

                       Credit Quality:
                       100% AAA-Rated

                       Average Weighted Maturity:
                       6.8 Years
                       ===================================

                       ===================================
                             15% Smith Barney Income
                         Funds-Smith Barney Diversified
                              Strategic Income Fund
                       ===================================
                       Sector Breakdown:
                        2.0% U.S. Treasurys
                       41.0% U.S. Government Agencies
                       28.0% High Yield Corporate Bonds
                       25.0% Foreign Government Bonds
                        4.0% Other

                       Top 5 Holdings:
                        GNMA
                        FNMA
                        FHLMC
                        United Kingdom Treasurys
                        Kingdom of Denmark

                       Top 5 Country Holdings:
                        United States
                        Germany
                        United Kingdom
                        Denmark
                        Spain

                       Average Weighted Maturity:
                       5.0 Years

                       ===================================
                           10% Smith Barney Investment
                             Funds Inc.-Smith Barney
                           Government Securities Fund
                       ===================================
                       Sector Breakdown:
                        27.1% U.S. Treasurys
                        34.6% U.S. Government Agencies
                        38.3% Other

                       Credit Quality:
                       100% AAA-Rated

                       Average Weighted Maturity:
                        8.7 Years
                       ===================================

                       ===================================
                       5% Smith Barney World Funds, Inc.-
                         International Equity Portfolio
                       ===================================
                            Top 5 Holdings:

                              Nokia
                              Compass Group PLC
                              Bank of Ireland
                              Rentokil Initial PLC
                              Misys PLC
                       ===================================

                       ===================================
                          5% Smith Barney Funds, Inc.-
                         Short-Term High Grade Bond Fund
                       ===================================

                        Sector Breakdown:
                         32.0% U.S. Treasurys
                          2.0% Repurchase Agreements
                         66.0% Other

                        Credit Quality:
                        100% AAA-Rated

                        Average Weighted Maturity:
                        5.67 Years

THE BALANCED PORTFOLIO


Historical Performance--Class A Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                     -----------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $12.62                   $12.70            $0.24              $0.29            4.86%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.14                    12.62             0.54               0.36           11.59
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.40                    12.14             0.45               0.00           10.64+
====================================================================================================================================
Total                                                                                    $1.23              $0.65
====================================================================================================================================


Historical Performance--Class B Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                     -----------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $12.61                   $12.70            $0.20              $0.29            4.48%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.14                    12.61             0.45               0.36           10.67
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.40                    12.14             0.37               0.00            9.90+
====================================================================================================================================
Total                                                                                    $1.02              $0.65
====================================================================================================================================


Historical Performance--Class L Shares++
 ....................................................................................................................................

                                                    Net Asset Value
                                     -----------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $12.61                   $12.69            $0.20              $0.29            4.48%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.14                    12.61             0.45               0.36           10.67
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.40                    12.14             0.37               0.00            9.90+
====================================================================================================================================
Total                                                                                    $1.02              $0.65
====================================================================================================================================


Historical Performance--Class Z Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                     -----------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $12.61                   $12.70            $0.26              $0.29            5.07%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        12.13                    12.61             0.57               0.36           11.82
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             12.10                    12.13             0.00               0.00            0.25+
====================================================================================================================================
Total                                                                                    $0.83              $0.65
====================================================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Return
 ....................................................................................................................................

                                                                                  Without Sales Charge(1)
                                                         --------------------------------------------------------------------------
                                                          Class A              Class B              Class L++              Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                   4.86%                4.48%                4.48%                  5.07%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                          6.14                 5.33                 5.33                   6.44
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                 10.95                10.12                10.12                  11.25
====================================================================================================================================

                                                                                    With Sales Charge(2)
                                                          --------------------------------------------------------------------------
                                                           Class A              Class B             Class L++              Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                  (0.36)%              (0.52)%               2.42%                  5.07%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                          0.84                 0.50                 3.34                   6.44
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                  8.68                 9.07                 9.66                  11.25
====================================================================================================================================

Cumulative Total Return
 ....................................................................................................................................

                                                                                    Without Sales Charge(1)
====================================================================================================================================
Class A (Inception* through 7/31/98)                                                        29.45%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/98)                                                        27.08
------------------------------------------------------------------------------------------------------------------------------------
Class L++ (Inception* through 7/31/98)                                                      27.08
------------------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/98)                                                        17.77
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++   On June 12, 1998, Class C shares were renamed Class L shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception date for Class A, B and L shares is February 5, 1996 and for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the Balanced Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Smith Barney One-Year Treasury Bill Index and Salomon Smith Barney World Government Bond Index
 ................................................................................
February 5, 1996 -- July 31, 1998 (unaudited)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                                 Salomon
          Balanced     Balanced     Balanced                      Lehman       Smith Barney        Salomon
          Portfolio-   Portfolio-   Portfolio- Standard & Poor's Government/     One-Year        Smith Barney
          Class A      Class B      Class L     500 Composite   Corporation     Treasury        World Global
          Shares       Shares        Shares       Stock Index    Bond Index     Bill Index        Bond Index
          -------      -------      -------       -----------    ----------     ----------        ----------
2/5/96    $ 9,500      $10,000      $10,000         $10,000       $10,000        $10,000           $10,000
7/96      $ 9,513      $ 9,486      $ 9,876         $10,175       $ 9,473        $10,214           $10,167
1/97      $10,511      $10,490      $10,876         $12,630       $ 9,118        $10,551           $10,568
7/97      $11,587      $11,664      $11,939         $15,476       $ 9,643        $10,892           $11,204
1/98      $11,729      $11,763      $12,036         $16,026       $10,136        $11,214           $11,842
7/31/98   $12,298      $12,408      $12,575         $18,462       $10,421        $11,511           $12,351


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1998. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE CONSERVATIVE PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

                   [THE FOLLOWING PERCENTAGES WERE REPRESENTED
                    BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 70% Bond Funds

                                 30% Stock Funds

The Conservative Portfolio seeks income and, secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.
 ................................................................................


The Conservative Portfolio

The Conservative Portfolio seeks income and, secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series Inc., the Conservative Portfolio consists primarily of taxable fixed income funds, with a significant portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.


================================================================================
                                Portfolio Update
================================================================================

The Concert Allocation Series Conservative Portfolio's Class A shares generated a total return of 2.97% for the six months ended July 31, 1998, before the effect of any sales charges is deducted. The chart that appears on page 28 compares the Portfolio's performance to broad-based indices that track three of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class change from year to year. Each Concert Allocation Series Portfolio is a long-term investment that has been designed to reduce overall market volatility and will usually achieve a rate of return roughly in the middle of the asset classes in which it invests.

The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

In contrast with collapsing demand in Asia, domestic consumer spending remains strong. As result, upward pressure on wages increased, especially among service industries. However, productivity gains and falling commodity prices helped to offset any emerging inflationary pressures in the U.S. economy. In the absence of evidence of higher inflationary pressure and continued uncertainties plaguing worldwide financial markets, the Fed has so far refrained from changing short-term interest rates.

During the reporting period, the Portfolio maintained a diverse exposure to a broad range of bonds. The combination of low inflation and a moderating U.S. economy helped to provide a near ideal backdrop for both government and corporate bonds. The Portfolio's Class A shares return of 2.97% for the six months ended July 31, 1998 slightly outperformed the Lehman Brothers Corporate/Government Index, a benchmark of the performance of a wide range of bonds with varying maturities, return of 2.81% for the same period.


 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series Inc.'s Board of Directors.

The Concert Allocation Series Conservative Portfolio Breakdown (as of 7/31/98)

                 [THE FOLLOWING PERCENTAGES WERE REPRESENTED BY
                      A PIE CHART IN THE PRINTED MATERIAL.]


                       ==================================
                                15% Smith Barney
                          Managed Governments Fund Inc.
                       ==================================

                       Sector Breakdown:
                        22.0% U.S. Treasurys
                        78.0% Mortgage-Backed Securities

                       Credit Quality:
                       100% AAA-Rated

                       Average Maturity:
                        6.8 Years
                       ==================================

                       ==================================
                         10% Smith Barney Income Funds-
                          Smith Barney Convertible Fund
                       ==================================
                       Top 5 Holdings:

                        Mascotech Inc.
                        Alpharma Inc.
                        Kmart Financing
                        Hilton Hotels Corp.
                        Inco Ltd.
                       ==================================

                       ==================================
                          5% Smith Barney Income Funds-
                           Smith Barney Premium Total
                                   Return Fund
                       ==================================
                       Top 5 Holdings:

                        SLM Holding Corp.
                        MCI Communications Corp.
                        Loews Corp.
                        Bristol-Myers Squibb Co.
                        Telebras
                       ==================================

                       ==================================
                             20% Smith Barney Income
                         Funds-Smith Barney Diversified
                              Strategic Income Fund
                       ==================================

                       Sector Breakdown:
                        2.0% U.S. Treasurys
                       41.0% U.S. Government Agencies
                       28.0% High Yield Corporate Bonds
                       25.0% Foreign Government Bonds
                        4.0% Other

                       Top 5 Holdings:
                        GNMA
                        FNMA
                        FHLMC
                        United Kingdom Treasurys
                        Kingdom of Denmark

                       Top 5 Country Holdings:
                        United States
                        Germany
                        United Kingdom
                        Denmark
                        Spain

                       Average Weighted Maturity:
                       5.0 Years
                       ==================================

                       ==================================
                                10% Smith Barney
                             Appreciation Fund Inc.
                       ==================================
                       Top 5 Holdings:

                        Allstate Corp.
                        General Electric Co.
                        American International Group Inc.
                        Bristol-Myers Squibb Co.
                        General Electric Corp.
                       ==================================

                       ==================================
                           10% Smith Barney Investment
                             Funds Inc.-Smith Barney
                           Government Securities Fund
                       ==================================

                       Sector Breakdown:
                        27.1% U.S. Treasurys
                        34.6% U.S. Government Agencies
                        38.3% Other

                       Credit Quality:
                       100% AAA-Rated

                       Average Weighted Maturity:
                        8.7 Years
                       ==================================

                       ==================================
                           5% Smith Barney Investment
                             Funds Inc.-Smith Barney
                          Hansberger Global Value Fund
                       ==================================
                       Top 5 Holdings:

                        Broken Hill Proprietary
                        Scor SA
                        Pfleiderer AG
                        Telstra Corp.
                        Sparebanken NOR
                       ==================================

                       ==================================
                       5% Smith Barney Funds, Inc.-Short-
                           Term High Grade Bond Fund
                       ==================================

                       Sector Breakdown:
                        32.0% U.S. Treasurys
                         2.0% Repurchase Agreement
                        66.0% Other

                       Credit Quality:
                       100% AAA-Rated

                       Average Maturity:
                         5.67 Years
                       ==================================

                       ==================================
                           5% Smith Barney Fundamental
                                 Value Fund Inc.
                       ==================================
                       Top 5 Holdings:

                        Walmart Corp.
                        American International Group
                        American Express Co.
                        Telecommunications Inc.
                        Bank America Corp.
                       ==================================

                       ==================================
                             10% Smith Barney Income
                               Funds-Smith Barney
                                High Income Fund
                       ==================================
                       Top 5 Holdings:

                        Magellan Health Services
                        First Nationwide Bank
                        United International Holdings
                        Unisys Corp.
                        CSC Holdings
                       ==================================

                       ==================================
                          5% Smith Barney World Funds,
                           Inc.-Global Government Bond
                                    Portfolio
                       ==================================
                       Top 5 Holdings:

                        U.S. Treasurys
                        Bundesobligation
                        France OAT
                        U.S. Treasury Note
                        United Kingdom Treasurys
                       ==================================

THE CONSERVATIVE PORTFOLIO


Historical Performance--Class A Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                     ----------------------------------------------     Income          Capital Gain        Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $12.17                   $12.04            $0.30              $0.19            2.97%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.90                    12.17             0.69               0.40           11.70
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.46                    11.90             0.52               0.00            8.57+
====================================================================================================================================
Total                                                                                    $1.51              $0.59
====================================================================================================================================


Historical Performance--Class B Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                     ----------------------------------------------     Income          Capital Gain        Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $12.16                   $12.02            $0.27              $0.19            2.62%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.89                    12.16             0.63               0.40           11.21
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.46                    11.89             0.47               0.00            8.03+
====================================================================================================================================
Total                                                                                    $1.37              $0.59
====================================================================================================================================


Historical Performance--Class L Shares++
 ....................................................................................................................................

                                                    Net Asset Value
                                     ----------------------------------------------     Income          Capital Gain        Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $12.16                   $12.02            $0.28              $0.19            2.65%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.89                    12.16             0.64               0.40           11.25
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.46                    11.89             0.47               0.00            8.08+
====================================================================================================================================
Total                                                                                    $1.39              $0.59
====================================================================================================================================


Historical Performance--Class Z Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                     ----------------------------------------------     Income          Capital Gain        Total
Period Ended                            Beginning of Period        End of Period       Dividend         Distribution       Return(1)
====================================================================================================================================
7/31/98                                       $12.17                   $12.03            $0.32              $0.19            3.02%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.90                    12.17             0.73               0.40           12.09
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.89                    11.90             0.00               0.00            0.08+
====================================================================================================================================
Total                                                                                    $1.05              $0.59
====================================================================================================================================


It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Return
 ....................................................................................................................................
                                                                                  Without Sales Charge(1)
                                                        ----------------------------------------------------------------------------
                                                          Class A             Class B              Class L++              Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                  2.97%                2.62%                2.65%                  3.02%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                         5.74                 5.17                 5.22                   5.96
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                 9.35                 8.79                 8.84                   9.89
====================================================================================================================================

                                                                                 With Sales Charge(2)
                                                        ----------------------------------------------------------------------------
                                                          Class A              Class B             Class L++               Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                 (1.64)%              (1.83)%               0.67%                  3.02%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                         1.02                 0.88                 3.20                   5.96
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                 7.34                 7.72                 8.39                   9.89
====================================================================================================================================


Cumulative Total Return
 ....................................................................................................................................
                                                                              Without Sales Charge(1)
====================================================================================================================================
Class A (Inception* through 7/31/98)                                                     24.86%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/98)                                                     23.29
------------------------------------------------------------------------------------------------------------------------------------
Class L++ (Inception* through 7/31/98)                                                   23.43
------------------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/98)                                                     15.57
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. The CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++   On June 12, 1998, Class C shares were renamed Class L shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception date for Class A, B and L shares is February 5, 1996 and for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the Conservative Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Smith Barney High Yield Market Index
and Salomon Smith Barney One-Year Treasury Bill Index
 ................................................................................
February 5, 1996 -- July 31, 1998 (unaudited)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                                                      Salomon
           Conservative   Conservative   Conservative  Standard &      Lehman       Salomon         Smith Barney
            Portfolio-     Portfolio-     Portfolio-   Poor's 500     Government/  Smith Barney      One- Year
             Class A        Class B        Class L     Composite      Corporate    High Yield        Treasury
              Shares         Shares         Shares     Stock Index    Bond Index   Market Index      Bill Index
             -------        -------        -------     -----------    ----------   ------------      ----------
2/5/96       $ 9,550        $10,000         $10,000      $10,000       $10,000       $10,000          $10,000
7/96         $ 9,560        $ 9,542         $ 9,883      $10,175       $ 9,473       $10,208          $10,214
1/97         $10,369        $10,353         $10,696      $12,630       $ 9,118       $11,049          $10,551
7/97         $11,277        $11,323         $11,609      $15,476       $ 9,643       $11,886          $10,892
1/98         $11,581        $11,614         $11,900      $16,026       $10,136       $12,693          $11,214
7/31/98      $11,925        $12,029         $12,215      $18,462       $10,421       $13,152          $11,511

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1998. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE INCOME PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================


                 [THE FOLLOWING PERCENTAGES WERE REPRESENTED BY
                      A PIE CHART IN THE PRINTED MATERIAL.]

                                 90% Bond Funds

                                 10% Stock Funds



The Income Portfolio seeks high current income by investing primarily in bond funds.

 ................................................................................


The Income Portfolio

The Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series Inc., the Income Portfolio allocates most of its assets in taxable fixed-income funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the Portfolio is invested in equity funds that invest in large-capitalization U.S. stocks.


================================================================================
                                Portfolio Update
================================================================================

The Concert Allocation Series Income Portfolio's Class A shares generated a total return of 2.85% for the six months ended July 31, 1998, before the effect of any sales charges is deducted. The chart that appears on page 33 compares the Portfolio's performance to broad-based indices that track three of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class change from year to year. Each Concert Allocation Series Portfolio is a long-term investment that has been designed to reduce overall market volatility and will usually achieve a rate of return roughly in the middle of the asset classes in which it invests.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

In contrast with collapsing demand in Asia, domestic consumer spending remains strong. As result, upward pressure on wages increased, especially among service industries. However, productivity gains and falling commodity prices helped to offset any emerging inflationary pressures in the U.S. economy. In the absence of evidence of higher inflationary pressure and continued uncertainties plaguing worldwide financial markets, the Fed has so far refrained from changing short-term interest rates.

During the reporting period, the Portfolio maintained a diverse exposure to a broad range of bonds. The combination of low inflation and a moderating U.S. economy helped to provide a near ideal backdrop for both government and corporate bonds. The Portfolio's Class A shares return of 2.85% for the six months ended July 31, 1998 slightly outperformed the Lehman Brothers Corporate/Government Index, a benchmark of the performance of a wide range of bonds with varying maturities, return of 2.81% for the same period.

 ................................................................................
The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series Inc.'s Board of Directors.

The Concert Allocation Series Income Portfolio Breakdown (as of 7/31/98)

                 [THE FOLLOWING PERCENTAGES WERE REPRESENTED BY
                      A PIE CHART IN THE PRINTED MATERIAL.]


                       ==================================
                          10% Smith Barney Funds, Inc.-
                         Short-Term High Grade Bond Fund
                       ==================================

                       Sector Breakdown:
                        32.0% U.S. Treasurys
                         2.0% Repurchase Agreements
                        66.0% Other

                       Credit Quality:
                       100% AAA-Rated

                       Average Weighted Maturity:
                         5.67 Years
                       ==================================

                       ==================================
                           15% Smith Barney Investment
                             Funds Inc.-Smith Barney
                           Government Securities Fund
                       ==================================

                       Sector Breakdown:
                        27.1% U.S. Treasurys
                        34.6% U.S. Government Agencies
                        38.3% Other

                       Credit Quality:
                        100% AAA-Rated

                       Average Weighted Maturity:
                        8.7 Years
                       ==================================

                       ==================================
                                20% Smith Barney
                          Managed Governments Fund Inc.
                       ==================================

                       Sector Breakdown:
                        22.0% U.S. Treasurys
                        78.0% Mortgage-Backed Securities

                       Credit Quality:
                       100% AAA-Rated

                       Average Weighted Maturity:
                        6.8 Years
                       ==================================

                       ==================================
                             20% Smith Barney Income
                         Funds-Smith Barney Diversified
                              Strategic Income Fund
                       ==================================

                       Sector Breakdown:
                          2.0% U.S. Treasurys
                         41.0% U.S. Government Agencies
                         28.0% High Yield Corporate Bonds
                         25.0% Foreign Government Bonds
                          4.0% Other

                       Top 5 Holdings:
                        GNMA
                        FNMA
                        FHLMC
                        United Kingdom Treasurys
                        Kingdom of Denmark

                       Top 5 Country Holdings:
                        United States
                        United Kingdom
                        Spain
                        Germany
                        Denmark

                       Average Weighted Maturity:
                        5.0 Years
                       ==================================

                       ==================================
                          5% Smith Barney Income Funds-
                           Smith Barney Premium Total
                                   Return Fund
                       ==================================
                       Top 5 Holdings:

                        SLM Holding Corp.
                        MCI Communications Corp.
                        Loews Corp.
                        Bristol-Myers Squibb Co.
                        Telebras
                       ==================================

                       ==================================
                                 5% Smith Barney
                             Appreciation Fund Inc.
                       ==================================
                       Top 5 Holdings:

                        Allstate Corp.
                        General Electric Co.
                        American International Group Inc.
                        Bristol-Myers Squibb Co.
                        General Electric Corp.
                       ==================================

                       ==================================
                          5% Smith Barney Income Funds-
                          Smith Barney Convertible Fund
                       ==================================
                       Top 5 Holdings:

                        Mascotech Inc.
                        Alpharma Inc.
                        Kmart Financing
                        Hilton Hotels Corp.
                        Inco Ltd.
                       ==================================

                       ==================================
                         20% Smith Barney Income Funds-
                          Smith Barney High Income Fund
                       ==================================
                       Top 5 Holdings:

                        Magellan Health Services
                        First Nationwide
                        United International Holdings
                        Unisys Corp.
                        CSC Holdings
                       ==================================

THE INCOME PORTFOLIO


Historical Performance--Class A Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                    ------------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $11.75                   $11.64            $0.36              $0.08            2.85%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.53                    11.75             0.77               0.29           11.44
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.46                    11.53             0.63               0.00            6.39+
====================================================================================================================================
Total                                                                                    $1.76              $0.37
====================================================================================================================================


Historical Performance--Class B Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                    ------------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $11.76                   $11.65            $0.34              $0.08            2.58%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.53                    11.76             0.70               0.29           10.93
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.46                    11.53             0.58               0.00            5.89+
====================================================================================================================================
Total                                                                                    $1.62              $0.37
====================================================================================================================================


Historical Performance--Class L Shares++
 ....................................................................................................................................

                                                    Net Asset Value
                                    ------------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $11.76                   $11.64            $0.34              $0.08            2.52%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.53                    11.76             0.71               0.29           10.98
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.46                    11.53             0.59               0.00            5.94+
====================================================================================================================================
Total                                                                                    $1.64              $0.37
====================================================================================================================================



Historical Performance--Class Z Shares
 ....................................................................................................................................

                                                    Net Asset Value
                                    ------------------------------------------------    Income          Capital Gain       Total
Period Ended                            Beginning of Period         End of Period      Dividend         Distribution      Return(1)
====================================================================================================================================
7/31/98                                       $11.75                   $11.63            $0.39              $0.08            2.97%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                        11.53                    11.75             0.82               0.29           11.88
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                             11.55                    11.53             0.06               0.00            0.35+
====================================================================================================================================
Total                                                                                    $1.27              $0.37
====================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Average Annual Total Return
 ....................................................................................................................................
                                                                                 Without Sales Charge(1)
                                                        ----------------------------------------------------------------------------
                                                          Class A             Class B              Class L++               Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                  2.85%                2.58%                2.52%                  2.97%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                         6.45                 5.95                 5.91                   6.78
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                 8.30                 7.79                 7.81                   9.91
====================================================================================================================================

                                                                                 With Sales Charge(2)
                                                        ----------------------------------------------------------------------------
                                                          Class A              Class B             Class L++               Class Z
====================================================================================================================================
Six Months Ended 7/31/98+                                 (1.75)%              (1.87)%               0.51%                  2.97%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/98                                         1.64                 1.60                 3.91                   6.78
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/98                                 6.32                 6.70                 7.36                   9.91
====================================================================================================================================


Cumulative Total Return
 ....................................................................................................................................
                                                                              Without Sales Charge(1)
====================================================================================================================================
Class A (Inception* through 7/31/98)                                                  21.93%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/98)                                                  20.50
------------------------------------------------------------------------------------------------------------------------------------
Class L++ (Inception* through 7/31/98)                                                20.54
------------------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/98)                                                  15.60
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++   On June 12, 1998, Class C shares were renamed Class L shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception date for Class A, B and L shares is February 5, 1996 and for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the Income Portfolio
vs. Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate
Bond Index, Salomon Smith Barney High Yield Market Index and Salomon Smith
Barney One-Year Treasury Bill Index
 ................................................................................
February 5, 1996 -- July 31, 1998 (unaudited)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                                                                                                   Salomon
             Income        Income       Income     Standard &    Lehman           Salomon        Smith Barney
           Portfolio-    Portfolio-   Portfolio-   Poor's 500    Government/    Smith Barney       One-Year
            Class A       Class B      Class L     Composite     Corporate       High Yield        Treasury
            Shares        Shares       Shares      Stock Index   Bond Index     Market Index      Bill Index
            -------       -------      -------     -----------   ----------     ------------      ----------
2/5/96      $ 9,550       $10,000      $10,000       $10,000      $10,000         $10,000          $10,000
7/96        $ 9,482       $ 9,472      $ 9,807       $10,175      $ 9,473         $10,208          $10,214
1/97        $10,160       $10,139      $10,485       $12,630      $ 9,118         $11,049          $10,551
7/97        $10,939       $10,973      $11,263       $15,476      $ 9,643         $11,886          $10,892
1/98        $11,322       $11,297      $11,636       $16,026      $10,136         $12,693          $11,214
7/31/98     $11,644       $11,750      $11,929       $18,462      $10,421         $13,152          $11,511


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1998. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE GLOBAL PORTFOLIO


Schedule of Investments (unaudited)                                                                                    July 31, 1998
 ....................................................................................................................................

    Shares                                               Description                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Underlying Funds--100%
    23,062       Smith Barney Funds, Inc. - Large Cap Value Fund                                                          $  425,277
    24,820       Smith Barney Investment Funds Inc. - Concert Peachtree Growth Fund                                          382,727
    78,490       Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Small Cap Value                         851,618
   190,827       Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                            2,150,624
    78,553       Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                             1,291,420
    65,184       Smith Barney Small Cap Blend Fund, Inc.                                                                     851,305
    45,494       Smith Barney World Funds, Inc. - Emerging Markets Portfolio                                                 429,468
    90,895       Smith Barney World Funds, Inc. - International Equity Portfolio                                           2,162,400
------------------------------------------------------------------------------------------------------------------------------------
                 Total Investments--100% (Cost--$8,883,952*)                                                              $8,544,839
------------------------------------------------------------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes is substantially the same.





                       See Notes to Financial Statements.

THE HIGH GROWTH PORTFOLIO


Schedule of Investments (unaudited)                                                                                    July 31, 1998
 ....................................................................................................................................

    Shares                                               Description                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Underlying Funds--94.7%
   1,429,338        Smith Barney Aggressive Growth Fund Inc.                                                            $ 62,390,615
   1,829,640        Smith Barney Equity Funds, Inc. - Smith Barney Large Cap Blend Fund                                   30,445,216
   1,679,560        Smith Barney Funds, Inc. - Large Cap Value Fund                                                       30,971,082
   5,064,316        Smith Barney Income Funds - Smith Barney High Income Fund                                             59,606,998
   4,066,585        Smith Barney Investment Funds Inc. - Concert Peachtree Growth Fund                                    62,706,737
   2,310,357        Smith Barney Investment Funds Inc. - Smith Barney Contrarian Fund                                     31,374,654
   5,640,494        Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                        63,568,372
   2,303,545        Smith Barney Investment Funds Inc. - Smith Barney Special Equities Fund                               62,725,522
   4,161,337        Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                         68,412,386
   7,275,207        Smith Barney Small Cap Blend Fund, Inc.                                                               95,014,205
   2,709,049        Smith Barney World Funds, Inc. - International Equity Portfolio                                       64,448,275
------------------------------------------------------------------------------------------------------------------------------------
                    Total Underlying Funds (Cost--$578,653,579)                                                          631,664,062
------------------------------------------------------------------------------------------------------------------------------------
     Face
    Amount                                                Description                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--5.3%
$ 35,078,000        Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds at maturity--$35,094,365;
                    (Fully collateralized by U.S. Treasury Notes, 5.375% due 7/31/00; Market value--$35,795,889)
                    (Cost--$35,078,000)                                                                                   35,078,000
------------------------------------------------------------------------------------------------------------------------------------
                    Total Investments--100% (Cost--$613,731,579*)                                                       $666,742,062
------------------------------------------------------------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes is substantially the same.





                       See Notes to Financial Statements.

THE GROWTH PORTFOLIO


Schedule of Investments (unaudited)                                                                                    July 31, 1998
 ....................................................................................................................................

    Shares                                               Description                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Underlying Funds--99.9%
     938,071        Smith Barney Aggressive Growth Fund Inc.                                                            $ 40,946,838
   4,623,802        Smith Barney Equity Funds, Inc. - Smith Barney Large Cap Blend Fund                                   76,940,073
   4,195,722        Smith Barney Funds, Inc. - Large Cap Value Fund                                                       77,369,118
   6,482,965        Smith Barney Income Funds - Smith Barney High Income Fund                                             76,304,499
   5,093,933        Smith Barney Investment Funds Inc. - Concert Peachtree Growth Fund                                    78,548,456
   2,835,936        Smith Barney Investment Funds Inc. - Smith Barney Contrarian Fund                                     38,512,020
   8,242,484        Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                          80,364,221
   3,484,339        Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                        39,268,502
   6,002,020        Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund                          80,307,035
   1,413,611        Smith Barney Investment Funds Inc. - Smith Barney Special Equities Fund                               38,492,643
   2,671,759        Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                         43,923,733
   2,928,091        Smith Barney Small Cap Blend Fund, Inc.                                                               38,240,901
   3,399,502        Smith Barney World Funds, Inc. - International Equity Portfolio                                       80,874,172
------------------------------------------------------------------------------------------------------------------------------------
                    Total Underlying Funds (Cost--$724,513,925)                                                          790,092,211
------------------------------------------------------------------------------------------------------------------------------------
     Face
    Amount                                                Description                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--0.1%
    $666,000        Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds at maturity--$666,311;
                    (Fully collateralized by U.S. Treasury Notes, 5.375% due 7/31/00; Market value--$679,630)
                    (Cost--$666,000)                                                                                         666,000
------------------------------------------------------------------------------------------------------------------------------------
                    Total Investments--100% (Cost--$725,179,925*)                                                       $790,758,211
------------------------------------------------------------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.

THE BALANCED PORTFOLIO


Schedule of Investments (unaudited)                                                                                    July 31, 1998
 ....................................................................................................................................

    Shares                                               Description                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Underlying Funds--94.4%
   3,025,037        Smith Barney Appreciation Fund Inc.                                                                 $ 45,678,070
   1,371,689        Smith Barney Equity Funds, Inc. - Smith Barney Large Cap Blend Fund                                   22,824,906
   4,188,488        Smith Barney Fundamental Value Fund Inc.                                                              45,654,519
   1,227,270        Smith Barney Funds, Inc. - Large Cap Value Fund                                                       22,630,872
   4,944,865        Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                            20,224,500
   2,734,491        Smith Barney Income Funds - Smith Barney Convertible Fund                                             46,431,661
   8,573,138        Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                            68,242,181
   2,068,297        Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                    46,660,785
   4,765,129        Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                          46,460,009
   3,597,007        Smith Barney Managed Governments Fund Inc.                                                            45,825,877
   2,070,325        Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                     23,953,662
   1,005,301        Smith Barney World Funds, Inc. - International Equity Portfolio                                       23,916,123
------------------------------------------------------------------------------------------------------------------------------------
                    Total Underlying Funds (Cost--$441,396,486)                                                          458,503,165
------------------------------------------------------------------------------------------------------------------------------------
     Face
    Amount                                                Description                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--5.6%
 $26,980,000        Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds at maturity--$26,992,588;
                    (Fully collateralized by U.S. Treasury Notes, 5.375% due 7/31/00; Market value--$27,532,160)
                    (Cost--$26,980,000)                                                                                   26,980,000
------------------------------------------------------------------------------------------------------------------------------------
                    Total Investments--100% (Cost--$468,376,486*)                                                       $485,483,165
------------------------------------------------------------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.

THE CONSERVATIVE PORTFOLIO


Schedule of Investments (unaudited)                                                                                    July 31, 1998
 ....................................................................................................................................

    Shares                                               Description                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Underlying Funds--99.3%
     815,172        Smith Barney Appreciation Fund Inc.                                                                 $ 12,309,103
     565,771        Smith Barney Fundamental Value Fund Inc.                                                               6,166,907
   1,367,434        Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                             5,592,806
     728,975        Smith Barney Income Funds - Smith Barney Convertible Fund                                             12,378,009
   3,119,015        Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                            24,827,361
   1,053,751        Smith Barney Income Funds - Smith Barney High Income Fund                                             12,402,658
     278,582        Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                     6,284,824
   1,271,621        Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                          12,398,307
     565,752        Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                         6,376,036
   1,460,239        Smith Barney Managed Governments Fund Inc.                                                            18,603,452
     538,426        Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                      6,229,593
------------------------------------------------------------------------------------------------------------------------------------
                    Total Underlying Funds (Cost--$122,681,378)                                                          123,569,056
------------------------------------------------------------------------------------------------------------------------------------
     Face
    Amount                                                Description                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--0.7%
    $886,000        Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds at maturity--$886,413;
                    (Fully collateralized by U.S. Treasury Notes, 5.375% due 7/31/00; Market value--$904,132)
                    (Cost--$886,000)                                                                                         886,000
------------------------------------------------------------------------------------------------------------------------------------
                    Total Investments--100% (Cost--$123,567,378*)                                                       $124,455,056
------------------------------------------------------------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.

THE INCOME PORTFOLIO


Schedule of Investments (unaudited)                                                                                    July 31, 1998
 ....................................................................................................................................

    Shares                                               Description                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Underlying Funds--99.1%
    225,579         Smith Barney Appreciation Fund Inc.                                                                 $  3,406,245
  1,601,017         Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                             6,548,164
    215,844         Smith Barney Income Funds - Smith Barney Convertible Fund                                              3,665,041
  1,727,420         Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                            13,750,270
  1,164,259         Smith Barney Income Funds - Smith Barney High Income Fund                                             13,703,333
    151,897         Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                     3,426,803
  1,057,263         Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                          10,308,320
  1,079,604         Smith Barney Managed Governments Fund Inc.                                                            13,754,158
------------------------------------------------------------------------------------------------------------------------------------
                    Total Underlying Funds (Cost--$67,748,033)                                                            68,562,334
------------------------------------------------------------------------------------------------------------------------------------
     Face
    Amount                                                Description                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--0.9%
    $622,000        Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds at maturity--$622,290;
                    (Fully collateralized by U.S. Treasury Notes, 5.375% due 7/31/00; Market value--$634,730)
                    (Cost--$622,000)                                                                                         622,000
------------------------------------------------------------------------------------------------------------------------------------
                    Total Investments--100% (Cost--$68,370,033*)                                                        $ 69,184,334
------------------------------------------------------------------------------------------------------------------------------------

   *Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)                                                                      July 31, 1998
 ....................................................................................................................................
                                              Global       High Growth      Growth         Balanced     Conservative      Income
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at cost                     $8,883,952    $613,731,579   $725,179,925   $468,376,486   $123,567,378    $68,370,033
------------------------------------------------------------------------------------------------------------------------------------
    Investments, at value                    $8,544,839    $666,742,062   $790,758,211   $485,483,165   $124,455,056    $69,184,334
    Cash                                        291,801             966      5,994,022            540            190            642
    Receivable for Fund shares sold               8,662         279,200        436,338        152,314         63,201         21,197
    Receivable from manager                      28,048              --             --             --             --         25,187
    Dividends and interest receivable                --           5,455             --         66,633         17,365         20,229
------------------------------------------------------------------------------------------------------------------------------------
    Total Assets                              8,873,350     667,027,683    797,188,571    485,702,652    124,535,812     69,251,589
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for securities purchased            129,618      32,780,353      3,263,882     24,145,292        226,761        246,495
    Payable for Fund shares purchased                --              --             --         47,441             --             --
    Dividends payable                                --              --        698,855             --             --        337,897
    Capital gains payable                            --       7,336,771     10,984,524     10,266,259      1,906,977        446,635
    Distribution fees payable                     5,093              --             --             --         33,844             --
    Accrued expenses                             20,962         656,324      1,328,433        816,567        106,613             --
------------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                           155,673      40,773,448     16,275,694     35,275,559      2,274,195      1,031,027
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                             $8,717,677    $626,254,235   $780,912,877   $450,427,093   $122,261,617    $68,220,562
====================================================================================================================================
Net Assets:
    Par value of capital shares              $      782    $     45,023   $     56,859   $     35,478   $     10,163    $     5,860
    Capital paid in excess of par value       9,061,561     557,879,458    699,508,571    429,962,413    120,472,627     67,365,288
    Undistributed (overdistributed)
       net investment income                     (5,553)      1,377,532      5,551,419        333,466        416,868        (55,898)
    Accumulated net realized gain
       on investments                                --      13,941,739     10,217,742      2,989,057        474,281         91,011
    Net unrealized appreciation
       (depreciation) of investments           (339,113)     53,010,483     65,578,286     17,106,679        887,678        814,301
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                             $8,717,677    $626,254,235   $780,912,877   $450,427,093   $122,261,617    $68,220,562
====================================================================================================================================
Shares Outstanding:
    Class A                                     413,357      22,323,819     24,081,129     15,396,268      4,958,706      2,850,494
    Class B                                     356,757      19,904,600     28,964,795     17,303,890      4,666,188      2,591,480
    Class L                                      11,788       2,439,854      3,464,970      2,406,701        457,899        294,285
    Class Z                                          --         353,723        348,500        371,507         80,370        123,605
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)               $11.16          $13.95         $13.74         $12.70         $12.04         $11.64
    Class B *                                    $11.13          $13.87         $13.73         $12.70         $12.02         $11.65
    Class L **                                   $11.13          $13.88         $13.73         $12.69         $12.02         $11.64
    Class Z (and redemption price)                   --          $13.96         $13.74         $12.70         $12.03         $11.63
------------------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of
       net asset value per share)                $11.75          $14.68         $14.46         $13.37             --             --
    Class A (net asset value plus 4.71% of
       net asset value per share)                    --              --             --             --         $12.61         $12.19
    Class L (net asset value plus 1.01% of
       net asset value per share)                $11.24          $14.02         $13.87         $12.82         $12.14         $11.76
------------------------------------------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC (4.50% for the Conservative Portfolio and the Income Portfolio) if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements

Statements of Operations (unaudited)                                                          For the Six Months Ended July 31, 1998
 ....................................................................................................................................


                                                    Global      High Growth      Growth      Balanced    Conservative      Income
                                                   Portfolio(1)  Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Income distributions from
       Underlying Funds                           $   8,273    $ 4,187,517   $ 9,239,593    $8,275,693    $3,129,499     $2,104,844
    Short-term capital gain distributions
       from Underlying Funds                             --          9,350        52,224       221,397        58,353         16,071
    Interest                                             --        124,573       160,821        95,448        28,507         28,061
------------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                           8,273      4,321,440     9,452,638     8,592,538     3,216,359      2,148,976
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Distribution fees (Note 2)                        8,790      1,128,500     2,574,292     1,452,781       289,673         80,064
    Other expenses                                    5,036      1,815,408     1,326,761       761,623       203,845        192,342
------------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                   13,826      2,943,908     3,901,053     2,214,404       493,518        272,406
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                         (5,553)     1,377,532     5,551,585     6,378,134     2,722,841      1,876,570
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
    Realized gain on
       sale of Underlying Funds                          --     13,239,496     7,859,080     1,373,723       235,473             --
    Capital gain distributions from
          Underlying Funds                               --      1,029,643     2,484,958     1,624,001       238,860         92,492
------------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain                                    --     14,269,139    10,344,038     2,997,724       474,333         92,492
------------------------------------------------------------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation
    (Depreciation) of Investments:
       Beginning of period                               --     25,534,430    33,636,442     8,293,764     1,114,017      1,113,579
       End of period                               (339,113)    53,010,483    65,578,286    17,106,679       887,678        814,301
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net
         Unrealized Appreciation                   (339,113)    27,476,053    31,941,844     8,812,915      (226,339)      (299,278)
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                     (339,113)    41,745,192    42,285,882    11,810,639       247,994       (206,786)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
    From Operations                               $(344,666)   $43,122,724   $47,837,467   $18,188,773    $2,970,835     $1,669,784
====================================================================================================================================

(1) For the period March 9, 1998 (commencement of operations) to July 31, 1998.



                       See Notes to Finanical Statements.

Statements of Changes in Net Assets (unaudited)
 ....................................................................................................................................
For the Six Months Ended July 31, 1998


                                                Global     High Growth       Growth         Balanced       Conservative     Income
                                             Portfolio(1)   Portfolio       Portfolio       Portfolio        Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income (loss)            $   (5,553)  $  1,377,532    $  5,551,585    $  6,378,134    $  2,722,841   $ 1,876,570
    Net realized gain                               --     14,269,139      10,344,038       2,997,724         474,333        92,492
    Increase (decrease) in
        net unrealized appreciation           (339,113)    27,476,053      31,941,844       8,812,915        (226,339)     (299,278)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets
       From Operations                        (344,666)    43,122,724      47,837,467      18,188,773       2,970,835     1,669,784
------------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shareholders From:
    Net investment income                           --             --        (698,855)     (7,261,582)     (2,731,557)   (1,932,468)
    Net realized gains                              --     (7,336,771)    (10,984,524)    (10,266,259)     (1,906,977)     (446,635)
------------------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
       Distributions to Shareholders                --     (7,336,771)    (11,683,379)    (17,527,841)     (4,638,534)   (2,379,103)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares         9,463,186    139,074,781     149,434,391     100,250,140      29,734,583    15,835,251
    Net asset value of shares issued
       for reinvestment of dividends                --             --              --       6,964,210       2,641,694     1,402,239
    Cost of shares reacquired                 (400,843)   (68,842,420)    (73,882,866)    (48,437,255)    (14,287,636)   (8,703,906)
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From
       Fund Share Transactions               9,062,343     70,232,361      75,551,525      58,777,095      18,088,641     8,533,584
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                       8,717,677    106,018,314     111,705,613      59,438,027      16,420,942     7,824,265

Net Assets:
    Beginning of period                             --    520,235,921     669,207,264     390,989,066     105,840,675    60,396,297
------------------------------------------------------------------------------------------------------------------------------------
    End of period*                          $8,717,677   $626,254,235    $780,912,877    $450,427,093    $122,261,617   $68,220,562
====================================================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                  $(5,553)    $1,377,532      $5,551,419        $333,466        $416,868      $(55,898)
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period March 9, 1998 (commencement of operations) to July 31, 1998.




                       See Notes to Financial Statements.

Statements of Changes in Net Assets                                                              For the Year Ended January 31, 1998
 ....................................................................................................................................


                                                     High Growth       Growth           Balanced       Conservative        Income
                                                      Portfolio       Portfolio        Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income                          $  2,669,143     $ 12,529,086     $ 13,659,471     $  5,049,131      $ 3,100,683
    Net realized gain                                17,775,951       29,493,232       16,800,043        4,203,421        1,383,417
    Increase (decrease) in
       net unrealized appreciation                   11,477,881       16,910,396        1,949,498          (16,667)         735,161
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets
       From Operations                               31,922,975       58,932,714       32,409,012        9,235,885        5,219,261
------------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shareholders From:
    Net investment income                            (2,809,546)     (12,438,206)     (12,443,765)      (4,682,272)      (3,100,202)
    Net realized gains                              (13,312,592)     (22,116,042)     (10,546,267)      (3,245,447)      (1,379,897)
------------------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
       Distributions to Shareholders                (16,122,138)     (34,554,248)     (22,990,032)      (7,927,719)      (4,480,099)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares                247,787,678      288,173,524      191,523,747       50,928,148       32,582,708
    Net asset value of shares issued
       for reinvestment of dividends                 15,986,768       34,055,452       22,287,746        7,648,480        3,947,812
    Cost of shares reacquired                       (73,993,785)     (81,145,273)     (55,067,476)     (16,949,496)     (14,603,848)
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From
       Fund Share Transactions                      189,780,661      241,083,703      158,744,017       41,627,132       21,926,672
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                              205,581,498      265,462,169      168,162,997       42,935,298       22,665,834

Net Assets:
    Beginning of year                               314,654,423      403,745,095      222,826,069       62,905,377       37,730,463
------------------------------------------------------------------------------------------------------------------------------------
    End of year*                                   $520,235,921     $669,207,264     $390,989,066     $105,840,675      $60,396,297
====================================================================================================================================
* Includes undistributed
    net investment income of:                                --         $698,689       $1,216,914         $425,584               --
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)
 ................................................................................
1. Significant Accounting Policies

The Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Concert Allocation Series Inc. ("Fund"), formerly known as the Smith Barney Concert Series Inc. The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these portfolios and five other separate investment portfolios: Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"). The financial statements and financial highlights for the other portfolios are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Fund are: (a) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (b) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis; (c) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (d) dividends and distributions to shareholders are recorded on the ex-dividend date; (e) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (f) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, overdistributed net investment income in the amounts of $48,457, $65,862, $36,403, $7,964 and $4,914 have been reclassified to paid-in capital for the High Growth, Growth, Balanced, Conservative and Income Portfolios, respectively, for the year ended January 31, 1998. Net investment income, net realized gains and net assets were not affected by these adjustments: (g) direct expenses are charged to each class of each portfolio; management fees are allocated on the basis of the relative net assets of each class; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

MMC is the investment manager for the Fund. Each Portfolio pays MMC a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted except for Rule 12b-1 Plan Distribution fees and extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by MMC.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares.

On June 12, 1998, the Fund's Board of Directors approved the renaming of existing Class C shares as Class L shares. Effective June 15, 1998, Class L shares are being sold at the net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

The Global, High Growth, Growth and Balanced Portfolios have a CDSC of 5.00% on Class B shares, which applies if redemption occurs less than one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs less than one year from purchase and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.

For the six months ended July 31, 1998, SB received sales charges of approximately $223,000 and $19,000 on sales of the Portfolios' Class A and L shares, respectively. In addition, CDSCs paid to SB were approximately:

Portfolio                                             Class B            Class L
---------------------------------------------------------------------------------
Global                                               $164,000             $1,000
High Growth                                           266,000              4,000
Growth                                                134,000              1,000
Balanced                                                8,000                 --
Conservative                                           20,000                 --
Income                                                     --                 --
---------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to their Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Global, High Growth, Growth and Balanced Portfolios each pays a distribution fee with respect to their Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class. The Conservative and Income Portfolios each pays a distribution fee with respect to their Class B and L shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class.

 ................................................................................

For the six months ended July 31, 1998, total Distribution Plan fees were as follows:

Portfolio                                 Class A       Class B         Class L
================================================================================
Global                                   $  1,866     $    6,569       $    355
High Growth                                    --      1,005,760        122,740
Growth                                    398,575      1,940,137        235,580
Balanced                                  234,448      1,068,728        149,605
Conservative                               71,220        198,654         19,799
Income                                         --         71,994          8,070
================================================================================

All officers and one Director of the Fund are employees of SB.

3. Investments

During the six months ended July 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                         Purchases            Sales
================================================================================
Global                                            $  8,883,952       $        --
High Growth                                        134,440,326        61,000,000
Growth                                             117,816,515        33,500,000
Balanced                                           102,506,274        43,408,741
Conservative                                        24,313,733         5,872,884
Income                                              10,150,833                --
================================================================================

At July 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                  Net Unrealized
Portfolio                    Appreciation        Depreciation      Appreciation/
                                                                  (Depreciation)
================================================================================
Global                        $    60,092         $  (399,205)      $  (339,113)
High Growth                    61,900,815          (8,890,332)       53,010,483
Growth                         71,020,188          (5,441,902)       65,578,286
Balanced                       19,856,702          (2,750,023)       17,106,679
Conservative                    2,216,115          (1,328,437)          887,678
Income                            894,310             (80,009)          814,301
================================================================================

4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


5. Capital Shares

At July 31, 1998, the Fund had 5.5 billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

Notes to Financial Statements (unaudited) (continued)
 ....................................................................................................................................
At July 31, 1998, total paid-in capital amounted to the following for each class:


Portfolio                                          Class A                 Class B                Class L                  Class Z
====================================================================================================================================
Global                                          $  4,791,196            $  4,132,972            $    138,175              $       --
High Growth                                      277,033,938             246,020,766              30,065,420               4,804,357
Growth                                           297,952,462             355,179,511              41,737,560               4,695,897
Balanced                                         187,385,808             209,169,734              28,639,049               4,803,300
Conservative                                      58,800,075              55,344,182               5,352,748                 985,785
Income                                            32,778,212              29,760,363               3,373,860               1,458,713
====================================================================================================================================

Transactions in shares of each class within each Portfolio were as follows:

                                                           Six Months Ended July 31, 1998             Year Ended January 31, 1998
                                                           ------------------------------             ---------------------------
                                                              Shares            Amount                  Shares             Amount
====================================================================================================================================
GLOBAL PORTFOLIO*:

Class A
    Shares sold                                              425,263        $   4,927,145                   --                   --
    Shares issued on reinvestment                                 --                   --                   --                   --
    Shares redeemed                                          (11,906)            (135,949)                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             413,357        $   4,791,196                   --                   --
====================================================================================================================================
Class B
    Shares sold                                              380,006        $   4,397,866                   --                   --
    Shares issued on reinvestment                                 --                   --                   --                   --
    Shares redeemed                                          (23,249)            (264,894)                  --                   --
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             356,757        $   4,132,972                   --                   --
====================================================================================================================================
Class L**
    Shares sold                                               11,788        $     138,175                   --                   --
    Shares issued on reinvestment                                 --                   --                   --                   --
    Shares redeemed                                               --                   --                   --                   --
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              11,788        $     138,175                   --                   --
====================================================================================================================================
HIGH GROWTH PORTFOLIO:
Class A
    Shares sold                                            5,084,865        $  72,930,712           10,010,305        $ 128,519,682
    Shares issued on reinvestment                                 --                   --              674,466            8,707,357
    Shares redeemed                                       (2,744,594)         (39,161,793)          (3,113,531)         (40,195,802)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           2,340,271        $  33,768,919            7,571,240        $  97,031,237
====================================================================================================================================
Class B
    Shares sold                                            3,966,998        $  56,678,142            8,083,651        $ 103,764,047
    Shares issued on reinvestment                                 --                   --              496,177            6,400,681
    Shares redeemed                                       (1,829,873)         (26,086,137)          (2,190,222)         (28,152,547)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           2,137,125        $  30,592,005            6,389,606        $  82,012,181
====================================================================================================================================
Class L**
    Shares sold                                              535,042        $   7,646,480              967,197        $  12,449,955
    Shares issued on reinvestment                                 --                   --               60,158              776,640
    Shares redeemed                                         (243,900)          (3,482,315)            (435,887)          (5,582,392)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             291,142        $   4,164,165              591,468        $   7,644,203
====================================================================================================================================
Class Z
    Shares sold                                              127,269        $   1,819,447              230,648        $   3,053,994
    Shares issued on reinvestment                                 --                   --                7,908              102,090
    Shares redeemed                                           (7,741)            (112,175)              (4,701)             (63,044)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             119,528        $   1,707,272              233,855        $   3,093,040
====================================================================================================================================

* For the Global Portfolio, transactions are for the period from March 9, 1998 (inception date) to July 31, 1998.

**   On June 12, 1998, Class C shares were renamed Class L shares.

Notes to Financial Statements (unaudited) (continued)
 ....................................................................................................................................

                                                           Six Months Ended July 31, 1998             Year Ended January 31, 1998
                                                           -------------------------------            ---------------------------
                                                              Shares            Amount                  Shares             Amount
====================================================================================================================================
GROWTH PORTFOLIO:

Class A
    Shares sold                                            5,048,411        $  71,050,375           10,133,515        $ 130,849,284
    Shares issued on reinvestment                                 --                   --            1,205,901           15,556,116
    Shares redeemed                                       (2,512,350)         (35,265,324)          (2,864,046)         (37,262,268)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           2,536,061        $  35,785,051            8,475,370        $ 109,143,132
====================================================================================================================================
Class B
    Shares sold                                            4,876,301        $  68,457,071           10,828,351        $ 139,348,855
    Shares issued on reinvestment                                 --                   --            1,263,705           16,327,065
    Shares redeemed                                       (2,330,998)         (32,692,224)          (2,826,910)         (36,586,917)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           2,545,303        $  35,764,847            9,265,146        $ 119,089,003
====================================================================================================================================
Class L*
    Shares sold                                              570,032        $   8,013,077            1,167,870        $  15,084,743
    Shares issued on reinvestment                                 --                   --              155,822            2,013,222
    Shares redeemed                                         (410,555)          (5,755,249)            (555,673)          (7,192,671)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             159,477        $   2,257,828              768,019        $   9,905,294
====================================================================================================================================
Class Z
    Shares sold                                              136,561        $   1,913,868              218,816        $   2,890,642
    Shares issued on reinvestment                                 --                   --               12,339              159,049
    Shares redeemed                                          (12,004)            (170,069)              (7,700)            (103,417)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             124,557        $   1,743,799              223,455        $   2,946,274
====================================================================================================================================
BALANCED PORTFOLIO:

Class A
    Shares sold                                            3,735,190        $  49,013,946            7,062,248        $  89,012,976
    Shares issued on reinvestment                            265,286            3,480,346              812,798           10,223,473
    Shares redeemed                                       (1,824,968)         (23,966,453)          (2,144,347)         (27,210,876)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           2,175,508        $  28,527,839            5,730,699        $  72,025,573
====================================================================================================================================
Class B
    Shares sold                                            3,282,156        $  43,036,762            7,134,949        $  89,763,171
    Shares issued on reinvestment                            235,620            3,091,177              834,347           10,489,664
    Shares redeemed                                       (1,577,832)         (20,706,433)          (1,826,017)         (23,166,035)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           1,939,944        $  25,421,506            6,143,279        $  77,086,800
====================================================================================================================================
Class L*
    Shares sold                                              475,743        $   6,244,705              776,967        $   9,788,923
    Shares issued on reinvestment                             29,932              392,687              114,791            1,442,518
    Shares redeemed                                         (277,410)          (3,650,202)            (358,733)          (4,560,118)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             228,265        $   2,987,190              533,025        $   6,671,323
====================================================================================================================================
Class Z
    Shares sold                                              148,863        $   1,954,727              230,880        $   2,958,677
    Shares issued on reinvestment                                 --                   --               10,474              132,091
    Shares redeemed                                           (8,733)            (114,167)             (10,188)            (130,447)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             140,130        $   1,840,560              231,166        $   2,960,321
====================================================================================================================================

*On June 12, 1998, Class C shares were renamed Class L shares.

Notes to Financial Statements (unaudited) (continued)
 ....................................................................................................................................
                                                           Six Months Ended July 31, 1998             Year Ended January 31, 1998
                                                           ------------------------------             ---------------------------
                                                              Shares            Amount                  Shares             Amount
====================================================================================================================================
CONSERVATIVE PORTFOLIO:
Class A
    Shares sold                                            1,181,314         $ 14,626,205            2,101,072         $ 25,731,997
    Shares issued on reinvestment                            113,297            1,395,559              317,020            3,840,702
    Shares redeemed                                         (544,511)          (6,742,214)            (771,353)          (9,452,258)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             750,100         $  9,279,550            1,646,739         $ 20,120,441
====================================================================================================================================
Class B
    Shares sold                                            1,079,088         $ 13,347,923            1,817,304         $ 22,221,744
    Shares issued on reinvestment                             90,396            1,112,579              279,308            3,380,940
    Shares redeemed                                         (499,792)          (6,182,171)            (480,509)          (5,906,489)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             669,692         $  8,278,331            1,616,103         $ 19,696,195
====================================================================================================================================
Class L*
    Shares sold                                              108,540         $  1,341,932              171,125         $  2,100,179
    Shares issued on reinvestment                              9,004              110,829               31,837              385,261
    Shares redeemed                                         (102,656)          (1,268,412)            (107,293)          (1,313,296)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              14,888         $    184,349               95,669         $  1,172,144
====================================================================================================================================
Class Z
    Shares sold                                               33,750         $    418,523               70,965         $    874,228
    Shares issued on reinvestment                              1,847               22,727                3,420               41,577
    Shares redeemed                                           (7,658)             (94,839)             (22,043)            (277,453)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              27,939         $    346,411               52,342         $    638,352
====================================================================================================================================
INCOME PORTFOLIO:
Class A
    Shares sold                                              679,653         $  8,027,557            1,518,353         $ 17,876,653
    Shares issued on reinvestment                             63,304              745,461              179,710            2,105,847
    Shares redeemed                                         (408,569)          (4,824,161)            (727,648)          (8,590,070)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             334,388         $  3,948,857              970,415         $ 11,392,430
====================================================================================================================================
Class B
    Shares sold                                              536,987         $  6,343,242            1,016,644         $ 11,985,471
    Shares issued on reinvestment                             48,228              568,410              138,552            1,623,669
    Shares redeemed                                         (252,618)          (2,983,350)            (440,392)          (5,187,806)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             332,597         $  3,928,302              714,804         $  8,421,334
====================================================================================================================================
Class L*
    Shares sold                                               58,655         $    692,717              161,208         $  1,904,319
    Shares issued on reinvestment                              5,276               62,186               15,043              176,293
    Shares redeemed                                          (73,088)            (863,638)             (56,114)            (660,859)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease)                                   (9,157)        $   (108,735)             120,137         $  1,419,753
====================================================================================================================================
Class Z
    Shares sold                                               65,378         $    771,735               68,905         $    816,265
    Shares issued on reinvestment                              2,224               26,182                3,572               42,003
    Shares redeemed                                           (2,778)             (32,757)             (13,734)            (165,113)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              64,824         $    765,160               58,743         $    693,155
====================================================================================================================================

*    On June 12, 1998, Class C shares were renamed Class L shares.

Financial Highlights
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


GLOBAL PORTFOLIO(1)                                     Class A Shares              Class B Shares            Class L Shares(2)
====================================================================================================================================
Net Asset Value, Beginning of Period                        $11.40                      $11.40                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
Loss From Operations:
    Net investment income (loss)(3)                           0.00*                      (0.01)                       (0.03)
    Net realized and unrealized loss                         (0.24)                      (0.26)                       (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Total Loss From Operations                                   (0.24)                      (0.27)                       (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                     --                           --                            --
    Net realized gains                                        --                           --                            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.00)                      (0.00)                       (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.16                      $11.13                       $11.13
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 (2.11)%++                   (2.37)%++                    (2.37)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                           $4,614                      $3,972                         $131
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                                  0.60%+                      1.35%+                       1.35%+
    Net investment income                                     0.00+                      (0.62)+                      (0.71)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          0%                          0%                           0%
====================================================================================================================================

(1) For the period from March 9, 1998 (inception date) to July 31, 1998 (unaudited).

(2)  On June 12, 1998, Class C shares were renamed Class L shares.

(3) Net investment income/(loss) per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Amount represents less than $0.01.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                          Class A Shares                              Class B Shares
                                                ------------------------------------           -----------------------------------
High Growth Portfolio                           1998(1)          1998       1997(2)            1998(1)         1998        1997(2)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.97          $12.41        $11.40           $12.95         $12.41       $11.40
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(3)                      0.05            0.11          0.20             0.00*          0.03         0.08
    Net realized and unrealized gain              1.09            0.91          1.05             1.08           0.89         1.04
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      1.14            1.02          1.25             1.08           0.92         1.12
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                           --           (0.13)        (0.20)              --          (0.05)       (0.07)
    Net realized gains                           (0.16)          (0.33)        (0.04)           (0.16)         (0.33)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.16)          (0.46)        (0.24)           (0.16)         (0.38)       (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $13.95          $12.97        $12.41           $13.87         $12.95       $12.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      8.81%++         8.25%        11.04%++          8.36%++        7.44%        9.91%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $311,315        $259,212      $154,069         $276,137       $230,142     $141,241
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.60%+          0.60%         0.60%+           1.35%+         1.35%        1.35%+
    Net investment income                         1.17+           1.00          2.79+            0.41+          0.25         2.04+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             10%             39%            0%              10%            39%           0%
====================================================================================================================================

(1)  For the six months ended July 31, 1998 (unaudited).

(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

*   Amount represents less than $0.01.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                          Class L Shares(1)                             Class Z Shares
                                                -------------------------------------          ------------------------------------
HIGH GROWTH PORTFOLIO                           1998(2)          1998         1997(3)          1998(2)        1998(4)       1997(5)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.96          $12.42        $11.40           $12.97         $12.41       $12.24
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(6)                      0.00#           0.03          0.08             0.07           0.17         0.01
    Net realized and unrealized gain              1.08            0.89          1.05             1.08           0.89         0.16
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      1.08            0.92          1.13             1.15           1.06         0.17
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                           --           (0.05)        (0.07)              --          (0.17)          --
    Net realized gains                           (0.16)          (0.33)        (0.04)           (0.16)         (0.33)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.16)          (0.38)        (0.11)           (0.16)         (0.50)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $13.88          $12.96        $12.42           $13.96         $12.97       $12.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      8.36%++         7.44%        10.00%++          8.89%++        8.58%        1.39%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $33,864         $27,845       $19,340           $4,938         $3,037           $4
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.35%+          1.35%         1.35%+           0.35%+         0.35%        0.35%+
    Net investment income                         0.42+           0.25          2.04+            1.48+          1.25         3.33*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             10%             39%            0%              10%            39%           0%
====================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.

(2)  For the six months ended July 31, 1998 (unaudited).

(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(5)  For the period from January 17, 1997 (inception date) to January 31, 1997.

(6) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Not annualized.

#    Amount represents less than $0.01.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                            Class A Shares                                 Class B Shares
                                                -------------------------------------          -----------------------------------
GROWTH PORTFOLIO                                1998(1)          1998         1997(2)          1998(1)         1998        1997(2)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.99          $12.32        $11.40           $13.00         $12.33       $11.40
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(3)                      0.13            0.31          0.33             0.07           0.22         0.23
    Net realized and unrealized gain              0.84            1.14          0.92             0.85           1.12         0.94
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.97            1.45          1.25             0.92           1.34         1.17
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.03)          (0.32)        (0.31)              --          (0.21)       (0.22)
    Net realized gains                           (0.19)          (0.46)        (0.02)           (0.19)         (0.46)       (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.22)          (0.78)        (0.33)           (0.19)         (0.67)       (0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $13.74          $12.99        $12.32           $13.73         $13.00       $12.33
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      7.48%++        11.82%        11.08%++          7.10%++       10.93%       10.32%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $330,878        $279,842      $161,026         $397,667       $343,474     $211,434
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.60%+          0.60%         0.60%+           1.35%+         1.35%        1.35%+
    Net investment income                         1.91+           2.77          4.79+            1.14+          1.96         4.04+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              4%             41%            0%               4%            41%           0%
====================================================================================================================================

(1)  For the six months ended July 31, 1998 (unaudited).

(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                          Class L Shares(1)                            Class Z Shares
                                                -------------------------------------          -----------------------------------
GROWTH PORTFOLIO                                1998(2)          1998         1997(3)          1998(2)        1998(4)      1997(5)
====================================================================================================================================
Net Asset Value, Beginning of Period            $13.00          $12.33        $11.40           $12.99         $12.32       $12.18
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(6)                      0.07            0.22          0.24             0.15           0.73         0.02
    Net realized and unrealized gain              0.85            1.12          0.93             0.83           0.75         0.12
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.92            1.34          1.17             0.98           1.48         0.14
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                           --           (0.21)        (0.22)           (0.04)         (0.35)          --
    Net realized gains                           (0.19)          (0.46)        (0.02)           (0.19)         (0.46)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.19)          (0.67)        (0.24)           (0.23)         (0.81)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $13.73          $13.00        $12.33           $13.74         $12.99       $12.32
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      7.10%++        10.92%        10.32%++          7.61%++       12.08%        1.15%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $47,581         $42,983       $31,279           $4,787         $2,908           $6
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.35%+          1.35%         1.35%+           0.35%+         0.35%        0.35%+
    Net investment income                         1.12+           1.81          4.04+            2.26+          5.24         5.30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              4%             41%            0%               4%            41%           0%
====================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.

(2)  For the six months ended July 31, 1998 (unaudited).

(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(5)  For the period from January 17, 1997 (inception date) to January 31, 1997.

(6) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Not annualized.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                           Class A Shares                                  Class B Shares
                                              --------------------------------------         ---------------------------------------
BALANCED PORTFOLIO                             1998(1)          1998       1997(2)             1998(1)          1998        1997(2)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.62          $12.14        $11.40           $12.61         $12.14       $11.40
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(3)                      0.21            0.58          0.45             0.17           0.48         0.37
    Net realized and unrealized gain              0.40            0.80          0.74             0.41           0.80         0.74
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.61            1.38          1.19             0.58           1.28         1.11
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.24)          (0.54)        (0.45)           (0.20)         (0.45)       (0.37)
    Net realized gains                           (0.29)          (0.36)           --            (0.29)         (0.36)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.53)          (0.90)        (0.45)           (0.49)         (0.81)       (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.70          $12.62        $12.14           $12.70         $12.61       $12.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.86%++        11.59%        10.64%++          4.48%++      10.67%         9.90%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $195,520        $166,806       $90,938         $219,646       $193,791     $111,918
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.60%+          0.60%         0.60%+           1.35%+         1.35%        1.35%+
    Net investment income                         3.37+           4.79          4.88+            2.60+          3.96         4.14+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             10%             23%            0%              10%            23%           0%
====================================================================================================================================

(1)  For the six months ended July 31, 1998 (unaudited).

(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                           Class L Shares(1)                            Class Z Shares
                                                -------------------------------------          -----------------------------------
BALANCED PORTFOLIO                              1998(2)          1998         1997(3)          1998(2)        1998(4)      1997(5)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.61          $12.14        $11.40           $12.61         $12.13       $12.10
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(6)                      0.17            0.46          0.37             0.20           1.11         0.00#
    Net realized and unrealized gain              0.40            0.82          0.74             0.44           0.30         0.03
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.57            1.28          1.11             0.64           1.41         0.03
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.20)          (0.45)        (0.37)           (0.26)         (0.57)          --
    Net realized gains                           (0.29)          (0.36)           --            (0.29)         (0.36)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.49)          (0.81)        (0.37)           (0.55)         (0.93)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.69          $12.61        $12.14           $12.70         $12.61       $12.13
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.48%++        10.67%         9.90%++          5.07%++       11.82%        0.25%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $30,544         $27,473       $19,968           $4,717         $2,919           $2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.35%+          1.35%         1.35%+           0.35%+         0.35%        0.35%+
    Net investment income                         2.60+           3.69          4.14+            3.74+          8.31         5.39*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             10%             23%            0%              10%            23%           0%
====================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.

(2)  For the six months ended July 31, 1998 (unaudited).

(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(5)  For the period from January 17, 1997 (inception date) to January 31, 1997.

(6) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Not annualized.

#    Amount represents less than $0.01.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                          Class A Shares                               Class B Shares
                                                ------------------------------------           ----------------------------------
CONSERVATIVE PORTFOLIO                          1998(1)          1998        1997(2)           1998(1)          1998      1997(2)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.17          $11.90        $11.46           $12.16         $11.89        $11.46
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(3)                      0.30            0.73          0.53             0.27           0.66         0.48
    Net realized and unrealized gain              0.06            0.63          0.43             0.05           0.64         0.42
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.36            1.36          0.96             0.32           1.30         0.90
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.30)          (0.69)        (0.52)           (0.27)         (0.63)       (0.47)
    Net realized gains                           (0.19)          (0.40)           --            (0.19)         (0.40)          --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                              (0.49)          (1.09)        (0.52)           (0.46)         (1.03)       (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.04          $12.17        $11.90           $12.02         $12.16       $11.89
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      2.97%++        11.70%         8.57%++          2.62%++       11.21%        8.03%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $59,693         $51,233       $30,478          $56,097        $48,584      $28,297
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.60%+          0.60%         0.60%+           1.10%+         1.10%        1.10%+
    Net investment income                         5.35+           6.17          5.66+            4.85+          5.67         5.16+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              5%             28%            0%               5%            28%           0%
====================================================================================================================================

(1)  For the six months ended July 31, 1998 (unaudited).

(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                            Class L Shares(1)                             Class Z Shares
                                                -------------------------------------          -----------------------------------
CONSERVATIVE PORTFOLIO                          1998(2)          1998         1997(3)          1998(2)        1998(4)      1997(5)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.16          $11.89        $11.46           $12.17         $11.90       $11.89
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(6)                      0.28            0.69          0.48             0.33           0.84         0.01
    Net realized and unrealized gain              0.05            0.62          0.42             0.04           0.56           --
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.33            1.31          0.90             0.37           1.40         0.01
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.28)          (0.64)        (0.47)           (0.32)         (0.73)          --
    Net realized gains                           (0.19)          (0.40)           --            (0.19)         (0.40)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.47)          (1.04)        (0.47)           (0.51)         (1.13)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.02          $12.16        $11.89           $12.03         $12.17       $11.90
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      2.65%++        11.25%         8.08%++          3.02%++       12.09%        0.08%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)               $5,505          $5,386        $4,129             $967           $638           $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.05%+          1.05%         1.05%+           0.35%+         0.35%        0.35%+
    Net investment income                         4.90+           5.72          5.21+            5.60+          6.42         6.15*
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              5%             28%            0%               5%            28%           0%
====================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.

(2)  For the six months ended July 31, 1998 (unaudited).

(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(5)  For the period from January 17, 1997 (inception date) to January 31, 1997.

(6) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Not annualized.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                          Class A Shares                               Class B Shares
                                                -------------------------------------          ----------------------------------
INCOME PORTFOLIO                                1998(1)          1998         1997(2)          1998(1)         1998       1997(2)
====================================================================================================================================
Net Asset Value, Beginning of Period            $11.75          $11.53        $11.46           $11.76         $11.53       $11.46
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(3)                      0.37            0.76          0.63             0.35           0.70         0.58
    Net realized and unrealized gain (loss)      (0.04)           0.52          0.07            (0.04)          0.52         0.07
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.33            1.28          0.70             0.31           1.22         0.65
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.36)          (0.77)        (0.63)           (0.34)         (0.70)       (0.58)
    Net realized gains                           (0.08)          (0.29)           --            (0.08)         (0.29)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.44)          (1.06)        (0.63)           (0.42)         (0.99)       (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.64          $11.75        $11.53           $11.65         $11.76       $11.53
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      2.85%++        11.44%         6.39%++          2.58%++       10.93%        5.89%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $33,178         $29,574       $17,817          $30,179        $26,563      $17,800
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.60%+          0.60%         0.60%+           1.10%+         1.10%        1.10%+
    Net investment income                         6.10+           6.62          6.32+            5.60+          6.12         5.82+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%             28%            0%               0%            28%           0%
====================================================================================================================================

(1)  For the six months ended July 31, 1998 (unaudited).

(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Financial Highlights (continued)
 ....................................................................................................................................
For a share of each class of capital stock outstanding throughout each period:


                                                          Class L Shares(1)                             Class Z Shares
                                                -------------------------------------          ------------------------------------
INCOME PORTFOLIO                                1998(2)          1998         1997(3)          1998(2)        1998(4)       1997(5)
====================================================================================================================================
Net Asset Value, Beginning of Period            $11.76          $11.53        $11.46           $11.75         $11.53        $11.55
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(6)                      0.34            0.71          0.59             0.39           0.84         0.07
    Net realized and unrealized gain (loss)      (0.04)           0.52          0.07            (0.04)          0.49        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.30            1.23          0.66             0.35           1.33         0.04
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.34)          (0.71)        (0.59)           (0.39)         (0.82)       (0.06)
    Net realized gains                           (0.08)          (0.29)          -              (0.08)         (0.29)         -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.42)          (1.00)        (0.59)           (0.47)         (1.11)       (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.64          $11.76        $11.53           $11.63         $11.75       $11.53
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      2.52%++        10.98%         5.94%++          2.97%++       11.88%        0.35%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)               $3,427          $3,568        $2,113           $1,437           $691         $0.2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.05%+          1.05%         1.05%+           0.35%+         0.35%        0.35%+
    Net investment income                         5.55+           6.17          5.87+            6.30+          6.85         6.86*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%             28%            0%               0%            28%           0%
====================================================================================================================================

(1)  On June 12, 1998, Class C shares were renamed Class L shares.

(2)  For the six months ended July 31, 1998 (unaudited).

(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.

(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(5)  For the period from January 17, 1997 (inception date) to January 31, 1997.

(6) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

*    Not annualized.

Additional Shareholder Information (unaudited)
 ................................................................................

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

          1.   To Elect Directors of the Fund; and

          2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                                                                   Percentage                                        Percentage
                                     Shares Voted                   of Shares               Shares Voted              of Shares
       Name of Directors                  For                         Voted                    Against                  Voted
=================================================================================================================================
Walter E. Auch                       84,619,503.676                   97.425%             2,236,735.674                 2.575%
Martin Brody                         84,551,046.663                   97.346              2,305,192.687                 2.654
H. John Ellis                        84,667,389.466                   97.480              2,188,849.884                 2.520
Armon E. Karnesar                    84,634,316.373                   97.442              2,221,922.977                 2.558
Stephen E. Kaufman                   84,596,251.231                   97.398              2,259,988.119                 2.602
Heath B. McLendon                    84,674,485.335                   97.488              2,181,754.015                 2.512
=================================================================================================================================

Proposal 2 requested that shareholders approve certain modifications to the fundamental investment policies of the Portfolios in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Portfolios. The following chart demonstrates that all proposals were approved by the shareholders.

================================================================================
  Senior Securities                                                    Approved
--------------------------------------------------------------------------------
  Borrowing                                                            Approved
--------------------------------------------------------------------------------
  Lending by the Fund                                                  Approved
--------------------------------------------------------------------------------
  Underwriting                                                         Approved
--------------------------------------------------------------------------------
  Real Estate                                                          Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Portfolios on all proposals.*

                        Percentage                                     Percentage                                     Percentage
Shares Voted             of Shares             Shares Voted             of Shares                 Shares               of Shares
     For                   Voted                  Against                 Voted                 Abstaining             Abstained
====================================================================================================================================
2,789,103.084             86.804%               71,944.707               2.239%                 362,102.180              11.270%
====================================================================================================================================

*    Broker non-votes constituted less than one percent of the shares voted.

Directors                              Investment Manager
Walter E. Auch                         Mutual Management Corp.
Martin Brody
H. John Ellis
Armon E. Kamesar
Stephen E. Kaufman                     Distributors
Heath B. McLendon, Chairman            Smith Barney Inc.
                                       PFS Distributors, Inc.


Officers
Heath B. McLendon                      Custodian
Chief Executive Officer                PNC Bank, N.A.


Lewis E. Daidone
Senior Vice President                  Shareholder Servicing Agent
and Treasurer                          First Data Investor Services
                                       Group, Inc.
                                       P.O. Box 9134
Thomas B. Stiles II                    Boston, MA 02205-9134
Vice President and
Investment Officer

                                       Smith Barney Concert Allocation
R. Jay Gerken                          Series Inc.
Vice President and                     388 Greenwich Street
Investment Officer                     New York, New York 10013


Thomas M. Reynolds                     www.smithbarney.com
Controller


Christina T. Sydor
Secretary

This report is submitted for the general information of the shareholders of Smith Barney Concert Allocation Series Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


                                                SMITH BARNEY
                                                --------------------------------

                                                A Member of TravelersGroup[LOGO]


                                                               Member NASD, SIPC
                                                      (C) 1998 Smith Barney Inc.


                                                                    FD01185 9/98

SMITH BARNEY CONCERT
ALLOCATION SERIES INC.

[PHOTO OF WOMAN]

--  SELECT HIGH GROWTH PORTFOLIO
--  SELECT GROWTH PORTFOLIO
--  SELECT BALANCED PORTFOLIO
--  SELECT CONSERVATIVE PORTFOLIO
--  SELECT INCOME PORTFOLIO

[PHOTO OF MAN AND BOY]

SEMI-ANNUAL REPORT
JULY 31, 1998

INVESTMENT STRATEGIES FOR YOUR LIFE

[PHOTO OF COUPLE]

[LOGO]  Smith Barney Mutual Funds
        INVESTING FOR YOUR FUTURE.
        EVERY DAY.-SERVICE MARK-

TABLE OF CONTENTS

Letter to Shareholders....................................................    1

The Concert Allocation Series Portfolios

    The Select High Growth Portfolio......................................    5

    The Select Growth Portfolio...........................................    7

    The Select Balanced Portfolio.........................................    9

    The Select Conservative Portfolio.....................................   11

    The Select Income Portfolio...........................................   13

Schedules of Investments..................................................   15

Statements of Assets and Liabilities......................................   20

Statements of Operations..................................................   21

Statements of Changes in Net Assets.......................................   22

Notes to Financial Statements.............................................   24

Financial Highlights......................................................   26

Additional Shareholder Information........................................   31

Directors and Officers....................................................   32

Dear Shareholder:

           [PHOTO]

Heath B. McLendon
CHAIRMAN
THE CONCERT ALLOCATION SERIES

           [PHOTO]
Thomas B. Stiles II
VICE PRESIDENT AND INVESTMENT OFFICER
THE CONCERT ALLOCATION SERIES

We are pleased to present the semi-annual report for the Smith Barney Concert Allocation Series Inc. ("Concert Allocation Series") Select Portfolios for the period ended July 31, 1998. The Concert Allocation Series Select Portfolios ("Portfolios") covered in this report for the most part delivered competitive returns during the reporting period. The performance and current holdings of each Portfolio are discussed in greater detail on the following pages.

THE PERFORMANCE OF THE CONCERT ALLOCATION SERIES
SELECT PORTFOLIOS*

TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31, 1998(+)

PORTFOLIO             TOTAL RETURN
--------------------  -------------
Select High Growth           8.48%
Select Growth                7.36
Select Balanced              5.02
Select Conservative          3.06
Select Income                2.93

* THE PERFORMANCE FIGURES SHOWN ABOVE REPRESENT PAST PERFORMANCE WHICH IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ TOTAL RETURNS ARE NOT ANNUALIZED, AS THEY MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

THE U.S. MARKETS
During the period ended July 31, 1998, the U.S. financial markets have proven quite resilient. Despite woes in Asia and signs of rising labor costs at home, most stock and bond markets provided positive returns. Stock returns were highly dependent on market capitalization: the bigger the company, the higher the return. Bond market performance was more homogeneous, with the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, up some 2.81%. (The Lehman Aggregate Bond Index is an unmanaged index composed of the Lehman Intermediate Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              IT'S TIME AND NOT TIMING
  GROWTH OF $10,000 INVESTED IN THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN GOVERNMENT/CORPORATE BOND
                                                       INDEX,
        SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
                                          (JULY 31, 1988 -- JULY 31, 1998)
                                                    (UNAUDITED)
                                                SALOMON SMITH BARNEY     LEHMAN GOVERNMENT/
                                                  WORLD GOVERNMENT           CORPORATE
                           S&P 500 INDEX             BOND INDEX              BOND INDEX           MSCI EAFE INDEX
7/88                                 $10,000                 $10,000                 $10,000                 $10,000
1/89                                 $11,142                 $10,488                 $10,482                 $11,485
1/90                                 $12,750                 $11,120                 $11,655                 $12,040
1/91                                 $13,817                 $12,159                 $12,939                  $9,916
1/92                                 $16,946                 $13,516                 $14,638                  $9,980
1/93                                 $18,736                 $14,858                 $16,333                  $8,988
1/94                                 $21,144                 $16,454                 $18,016                 $12,960
1/95                                 $21,254                 $16,048                 $17,455                 $12,417
1/96                                 $29,462                 $18,865                 $20,548                 $14,464
1/97                                 $37,219                 $20,488                 $21,040                 $14,785
1/98                                 $47,232                 $22,959                 $23,391                 $16,329
7/98                                 $54,411                 $23,946                 $24,048                 $18,285

THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX ("S&P 500") IS A CAPITALIZATION-WEIGHTED INDEX OF 500 WIDELY HELD COMMON STOCKS. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX IS A MARKET-CAPITALIZATION-WEIGHTED BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND.

The performance of the U.S. stock market was particularly noteworthy, as there was a dramatic distinction between the popular averages and the broader stock market. For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), a measure of large-capitalization domestic stocks, returned 15.20% for the period. In contrast, the Russell 2000 Index-Registered Trademark-, a measure of smaller-capitalization stocks, was actually down 2.02%. So although the popular averages were up handsomely, there were some sharp reversals both in the broader market and in smaller-sized company stocks.

Investors in larger-capitalization stocks have enjoyed returns greater than the "average" year, but in half the time! A benign interest rate environment and strong corporate earnings reports supported this increase. And although the rate of earnings growth has not been overwhelming, most companies' earnings came in ahead of analysts' expectations, supporting stock prices. In contrast, smaller-sized companies stumbled from their April highs, following earnings fears triggered by Asia's slowdown. These stocks proved vulnerable to investors' "flight to safety" into larger-capitalization stocks.

Bonds benefited from an extremely tame inflation environment. Reported inflation, as measured by the Consumer Price Index ("CPI"), was only about 1% over the past six months. And the economic woes in Asia have unleashed a torrent of cheap imported goods to our shores, adding more downward pressure to prices. Asian weakness also dispelled Federal Reserve Board ("Fed") concerns that U.S. economic growth was too strong, and squashed any thoughts of raising interest rates.

INTERNATIONAL STOCK MARKETS
Three trends predominated in the international stock markets through the reporting period:

    - Large-capitalization stocks materially outperformed mid- and small-capitalization stocks.

    - The stock markets of relatively mature, developed economies outperformed the more volatile and less liquid emerging markets.

    - The strength of the U.S. dollar versus the currencies of the United States' major trading partners largely negated returns earned in local currencies.

There has been a sense of crisis in the international stock markets during the reporting period. The Southeast Asian currency collapse radiated outward, engulfing not only some of the strongest regional economies (such as Taiwan and Singapore) but also ultimately crushing the Korean economy and its currency. In Japan, the largest Asian stock market, the region's largest economy and a major regional lender, the crisis contributed to an already deteriorating local Japanese outlook. Global equity markets, as measured by the MSCI World Index, lost 0.2% during July as weakness in North America, the U.K. and Japan offset the relatively strong performance in continental Europe. As of this writing, the unexpected devaluation of Russia's ruble has further roiled the international stock markets, particularly those in the emerging markets. In light of this turmoil, the strength of the U.S. dollar and U.S. bond market, to some degree, have reflected investor preferences for liquidity, stability and strength.

INTERNATIONAL BOND MARKETS
The world's major government bond markets all performed well in the last year. The key macro-economic factor behind the fall in global bond yields was the continuing favorable inflation environment with weak commodity prices, especially in the energy industries. The strong performance by major currencies in North America and Europe helped counteract inflationary influences of strong growth and low unemployment.

The deteriorating economic situation in Japan and unfavorable developments in several of the emerging markets were additional drivers of bond market behavior in the first half of 1998. The core European bond markets (i.e., Germany, France and the United Kingdom), the U.S. Treasury bond market and the U.S. dollar were the main flight-to-quality beneficiaries of the uncertain investment conditions elsewhere.

LOOKING FORWARD
Looking toward the next six months, we anticipate a positive inflation and interest rate backdrop. Asian economic troubles should slow the U.S. economy somewhat, with two effects -- one favorable, one not. A slowing economy further diminishes the chance of a Fed rate hike. Corporate profitability, however, is a potential stock market concern as investors have begun to question the earnings outlook. Many company managements are now warning of weaker results in the second half of the year. The Asian weakness may have begun to offset some of the strength in the previously unstoppable U.S. economy. There are, however, no signs that corporate managements have lost their focus on the bottom line. We anticipate that despite the challenges outlined above, corporations should report decent, though not spectacular, earnings increases through the rest of the year -- providing support to U.S. stock prices.

The intermediate effects of the financial woes plaguing Asia cannot be denied:
Economic contraction and decline, massive bankruptcies and debt restructurings/reschedulings, potential labor and civil unrest have resulted in an investment climate of much greater risk. Whether or not government and business policy-makers have the will and flexibility to make the correct rehabilitative choices remains unanswerable and we believe another six to twelve months of uncertainties in Asia and the rest of the emerging markets is very likely.

As global markets become more volatile and investor uncertainty rises, we believe that investors should try to maintain a long-term perspective. Because market turbulence can often be a short-term occurrence, this may be an opportune time to review your original investment goals. The longer your investment time horizon, the less concerned you should be about the short-term ups and downs of the global markets.

Thank you for your continued confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon              /s/ Thomas B. Stiles II
Heath B. McLendon                  Thomas B. Stiles II
CHAIRMAN                           VICE PRESIDENT AND INVESTMENT
                                   OFFICER

AUGUST 27, 1998

THE SELECT HIGH GROWTH PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
10%                                      90%

THE SELECT HIGH GROWTH PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING A HIGH PERCENTAGE OF ITS ASSETS IN AGGRESSIVE EQUITY FUNDS.
 .................................................................

THE SELECT HIGH GROWTH PORTFOLIO
The Select High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series, the Select High Growth Portfolio invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.
INDEX COMPARISON*

S&P 500                                             15.20%
RUSSELL 2000                                        -2.02%
MSCI EAFE                                           11.98%
SALOMON SMITH BARNEY
 HIGH YIELD MARKET                                   3.62%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1998.
PORTFOLIO UPDATE
The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed. The Select High Growth Portfolio returned 8.48% for the six months ended July 31, 1998. After gaining roughly 10% in the first quarter, the Russell 2000 Index posted a return of a negative 2.02% for the six months ended July 31, 1998. In contrast, the S&P 500 rose approximately 15% in the same period. In addition, growth stocks generally outperformed value stocks during the first half of the year.

The Portfolio especially benefited from its exposure to large-capitalization growth stocks during the reporting period. While smaller company stocks lagged large ones, the Portfolio's holdings in this asset class also performed well, either meeting or outperforming their respective indices. Moreover, the Portfolio's international exposure was a major contributor to its performance in the last six months. In particular, the major stock exchanges of Europe led the way with dramatic gains in recent months as economic convergence and ongoing corporate restructuring have helped give rise to a true equity culture in Europe.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT HIGH GROWTH PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

GROWTH OF $10,000 INVESTED IN THE SELECT HIGH GROWTH PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, RUSSELL 2000 INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX
 ...............................................................................
FEBRUARY 5, 1997 -- JULY 31, 1998 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                STANDARD & POOR'S                                 SALOMON SMITH BARNEY
               SELECT HIGH        500 COMPOSITE       RUSSELL         MSCI             HIGH YIELD
            GROWTH PORTFOLIO       STOCK INDEX       2000 INDEX    EAFE INDEX         MARKET INDEX
2/5/97                $10,000              $10,000       $10,000        $10,000                  $10,000
4/97                   $9,650              $10,242        $9,323        $10,255                  $10,137
7/97                  $11,250              $12,254       $11,307        $11,711                  $10,757
10/97                 $10,970              $11,793       $11,868        $10,563                  $11,060
1/98                  $11,060              $12,689       $11,807        $11,028                  $11,487
4/98                  $12,550              $14,446       $13,276        $12,193                  $11,754
7/31/98               $11,998              $14,618       $11,569        $12,349                  $11,906

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 1998. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE RUSSELL 2000 INDEX IS A CAPITALIZATION WEIGHTED TOTAL RETURN INDEX WHICH IS COMPRISED OF 2,000 OF SOME OF THE SMALLER-CAPITALIZED U.S.-DOMICILED COMPANIES WHOSE COMMON STOCK IS TRADED IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND NASDAQ. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW-INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. THE PERFORMANCE OF THE PORTFOLIO'S OTHER CLASSES MAY BE GREATER OR LESS THAN THE SHARES' PERFORMANCE INDICATED ON THIS CHART, DEPENDING ON WHETHER GREATER OR LESSER SALES CHARGES AND FEES WERE INCURRED BY SHAREHOLDERS INVESTING IN THE OTHER CLASSES.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.

HISTORICAL PERFORMANCE -- SELECT HIGH GROWTH PORTFOLIO+
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN    AVERAGE ANNUAL
             PERIOD ENDED                BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION    TOTAL RETURN++
-------------------------------------------------------------------------------------------------------------------------
7/31/98                                         $11.06              $11.89        $0.07        $0.04             8.48%
-------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                               10.00               11.06         0.00         0.00            10.60
-------------------------------------------------------------------------------------------------------------------------
Total                                                                             $0.07        $0.04
-------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT HIGH GROWTH PORTFOLIO
 ...............................................................................

2/5/97* -- 7/31/98                                                                                            19.98%
--------------------------------------------------------------------------------------------------------------------

+ IT IS THE SELECT HIGH GROWTH PORTFOLIOS' POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.
*  COMMENCEMENT OF OPERATIONS.

THE SELECT GROWTH PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
30%                                      70%

THE SELECT GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN FUNDS CONTAINING THE ISSUES OF MORE ESTABLISHED COMPANIES.
 .................................................................

THE SELECT GROWTH PORTFOLIO
The Select Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series, the Select Growth Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds, to provide growth. The Portfolio's equity allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Select Growth Portfolio is also allocated to bonds, to help reduce volatility.
INDEX COMPARISON*

S&P 500                                             15.20%
RUSSELL 2000                                        -2.02%
MSCI EAFE                                           11.98%
LEHMAN GOVERNMENT/CORPORATE BOND                     2.81%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1998.
PORTFOLIO UPDATE
The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed. The Select Growth Portfolio generated a total return of 7.36% for the six months ended July 31, 1998. After gaining roughly 10% in the first quarter, the Russell 2000 Index posted a return of a negative 2.02% for the six months ended July 31, 1998. In contrast, the S&P 500 rose approximately 15% in the same period. In addition, growth stocks generally outperformed value stocks during the first half of the year.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

The Portfolio especially benefited from its exposure to large-capitalization growth stocks during the reporting period. While smaller company stocks lagged large ones, the Portfolio's holdings in this asset class also performed well, either meeting or outperforming their respective indices.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT GROWTH PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

GROWTH OF $10,000 INVESTED IN THE SELECT GROWTH PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, RUSSELL 2000 INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND LEHMAN GOVERNMENT/CORPORATE BOND INDEX
 ...............................................................................
FEBRUARY 5, 1997 -- JULY 31, 1998 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              SELECT     STANDARD & POOR'S                                  LEHMAN GOVERNMENT/
              GROWTH       500 COMPOSITE     RUSSELL 2000    MSCI EAFE          CORPORATE
            PORTFOLIO       STOCK INDEX          INDEX         INDEX            BOND INDEX
2/5/97         $10,000              $10,000        $10,000       $10,000                 $10,000
4/97            $9,820              $10,242         $9,323       $10,255                 $10,046
7/97           $11,170              $12,254        $11,307       $11,711                 $10,575
10/97          $11,000              $11,793        $11,868       $10,563                 $10,791
1/98           $11,280              $12,689        $11,807       $11,028                 $11,117
4/98           $12,390              $14,446        $13,276       $12,193                 $11,185
7/31/98        $12,111              $14,618        $11,569       $12,349                 $11,428

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 1998. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE RUSSELL 2000 INDEX IS A CAPITALIZATION-WEIGHTED TOTAL RETURN INDEX WHICH IS COMPRISED OF 2,000 OF SOME OF THE SMALLER-CAPITALIZED U.S.-DOMICILED COMPANIES WHOSE COMMON STOCK IS TRADED IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND NASDAQ. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") IS A COMPOSITE INDEX THAT CONSISTS OF EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. THE PERFORMANCE OF THE PORTFOLIO'S OTHER CLASSES MAY BE GREATER OR LESS THAN THE PERFORMANCE INDICATED ON THIS CHART, DEPENDING ON WHETHER GREATER OR LESSER SALES CHARGES AND FEES WERE INCURRED BY SHAREHOLDERS INVESTING IN THE OTHER CLASSES.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.

HISTORICAL PERFORMANCE -- SELECT GROWTH PORTFOLIO+
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN    AVERAGE ANNUAL
             PERIOD ENDED                BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION    TOTAL RETURN++
-------------------------------------------------------------------------------------------------------------------------
7/31/98                                         $11.28              $11.88        $0.11        $0.12             7.36%
-------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                               10.00               11.28         0.00         0.00            12.80
-------------------------------------------------------------------------------------------------------------------------
Total                                                                             $0.11        $0.12
-------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT GROWTH PORTFOLIO
 ...............................................................................

2/5/97* -- 7/31/98                                                                                            21.11%
--------------------------------------------------------------------------------------------------------------------

+ IT IS THE SELECT GROWTH PORTFOLIOS' POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.
*  COMMENCEMENT OF OPERATIONS.

THE SELECT BALANCED PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
50%                                      50%

THE SELECT BALANCED PORTFOLIO SEEKS A BALANCE OF CAPITAL GROWTH AND INCOME BY PLACING EQUAL EMPHASIS ON FUNDS INVESTING IN STOCKS AND BONDS.
 .................................................................

THE SELECT BALANCED PORTFOLIO
The Select Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Select Balanced Portfolio, as its name states, divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed-income portion of the Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

INDEX COMPARISON*

S&P 500                                             15.20%
MSCI EAFE                                           11.98%
LEHMAN GOVERNMENT/CORPORATE BOND                     2.81%
SALOMON SMITH BARNEY
 WORLD GOVERNMENT BOND                               4.30%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1998.
PORTFOLIO UPDATE
The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed. For the six months ended July 31, 1998, the Select Balanced Portfolio had a total return of 5.02%. After gaining roughly 10% in the first quarter, the Russell 2000 Index posted a return of a negative 2.02% for the six months ended July 31, 1998. In contrast, the S&P 500 rose approximately 15% in the same period. In addition, growth stocks generally outperformed value stocks during the first half of the year.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

During the reporting period, the Portfolio benefited from its holdings of large-capitalization stocks as well as its exposure to U.S. government bonds.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT BALANCED PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

GROWTH OF $10,000 INVESTED IN THE SELECT BALANCED PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN GOVERNMENT/CORPORATE BOND INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX
 ...............................................................................
FEBRUARY 5, 1997 -- JULY 31, 1998 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               STANDARD & POOR'S     LEHMAN GOVERNMENT/                    SALOMON SMITH BARNEY
            SELECT BALANCED      500 COMPOSITE           CORPORATE             MSIC          WORLD GOVERNMENT
               PORTFOLIO          STOCK INDEX            BOND INDEX         EAFE INDEX          BOND INDEX
2/05/97              $10,000              $10,000                 $10,000        $10,000                  $10,000
4/97                 $10,080              $10,242                 $10,046        $10,255                  $10,096
7/97                 $11,050              $12,254                 $10,575        $11,711                  $10,512
10/97                $10,960              $11,793                 $10,791        $10,563                  $10,770
1/98                 $11,280              $12,689                 $11,117        $11,028                  $11,111
4/98                 $11,930              $14,446                 $11,185        $12,193                  $11,297
7/31/98              $11,846              $14,618                 $11,428        $12,349                  $11,589

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 1998. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") IS A COMPOSITE INDEX THAT CONSISTS OF EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX IS A MARKET-CAPITALIZATION-WEIGHTED BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. THE PERFORMANCE OF THE PORTFOLIO'S OTHER CLASSES MAY BE GREATER OR LESS THAN THE PERFORMANCE INDICATED ON THIS CHART, DEPENDING ON WHETHER GREATER OR LESSER SALES CHARGES OR FEES WERE INCURRED BY SHAREHOLDERS INVESTING IN THE OTHER CLASSES.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.

HISTORICAL PERFORMANCE -- SELECT BALANCED PORTFOLIO+
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN    AVERAGE ANNUAL
PERIOD ENDED                             BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION    TOTAL RETURN++
-------------------------------------------------------------------------------------------------------------------------
7/31/98                                         $11.28              $11.52        $0.16        $0.16             5.02%
-------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                               10.00               11.28         0.00         0.00            12.80
-------------------------------------------------------------------------------------------------------------------------
Total                                                                             $0.16        $0.16
-------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT BALANCED PORTFOLIO
 ...............................................................................

2/5/97* -- 7/31/98                                                                                            18.46%
--------------------------------------------------------------------------------------------------------------------

+ IT IS THE SELECT BALANCED PORTFOLIOS' POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.
*  COMMENCEMENT OF OPERATIONS.

THE SELECT CONSERVATIVE PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    STOCK FUNDS              BOND FUNDS
30%                                      70%

THE SELECT CONSERVATIVE PORTFOLIO SEEKS INCOME AND, SECONDARILY, LONG-TERM GROWTH OF CAPITAL BY INVESTING THE MAJORITY OF ITS ASSETS IN FUNDS THAT INVEST IN BONDS.
 .................................................................

THE SELECT CONSERVATIVE PORTFOLIO
The Select Conservative Portfolio primarily seeks income and secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the Select Conservative Portfolio consists primarily of taxable fixed-income funds, with a significant portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.

INDEX COMPARISON*

S&P 500                                             15.20%
LEHMAN GOVERNMENT/CORPORATE BOND                     2.81%
SALOMON SMITH BARNEY
 HIGH YIELD MARKET                                   3.62%
SALOMON SMITH BARNEY
 ONE-YEAR TREASURY BILL                              2.65%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1998.
PORTFOLIO UPDATE
The U.S. stock market performed strongly in the first quarter of 1998. However, conflicting signals in the domestic economy and increased uncertainty in many of the world's financial markets led to considerable volatility during the second quarter of 1998. As discussed earlier, investors responded to this volatility with a decided preference toward the stocks of very large, well-established companies because of their greater liquidity and more predictable earnings. The stock performance disparity between large and smaller companies became even more pronounced as the year progressed.

A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

In contrast with collapsing demand in Asia, domestic consumer spending remains strong. As result, upward pressure on wages increased, especially among service industries. However, productivity gains and falling commodity prices helped to offset any emerging inflationary pressures in the U.S. economy. In the absence of evidence of higher inflationary pressure and continued uncertainties plaguing worldwide financial markets, the Fed has so far refrained from changing short-term interest rates.

During the reporting period, the Portfolio maintained a diverse exposure to a broad range of bonds. The combination of a low inflation and a moderating U.S. economy helped to provide a near ideal backdrop for both government and corporate bonds. The Portfolio had a return of 3.06% for the six months ended July 31, 1998 and was slightly ahead of the Lehman Brothers Corporate/ Government Index, a benchmark of the performance of a wide range of bonds with varying maturities, which returned 2.81% for the same period.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT CONSERVATIVE PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

GROWTH OF $10,000 INVESTED IN THE SELECT CONSERVATIVE PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN GOVERNMENT/CORPORATE BOND INDEX, SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX AND SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX
 ...............................................................................
FEBRUARY 5, 1997 -- JULY 31, 1998 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               SELECT       STANDARD & POOR'S     LEHMAN GOVERNMENT/     SALOMON SMITH BARNEY     SALOMON SMITH BARNEY
            CONSERVATIVE      500 COMPOSITE           CORPORATE               HIGH YIELD            ONE-YEAR TREASURY
              PORTFOLIO        STOCK INDEX            BOND INDEX             MARKET INDEX              BILL INDEX
2/5/97            $10,000              $10,000                 $10,000                  $10,000                  $10,000
4/97              $10,100              $10,242                 $10,046                  $10,137                  $10,124
7/97              $10,930              $12,254                 $10,575                  $10,757                  $10,322
10/97             $10,980              $11,793                 $10,791                  $11,060                  $10,473
1/98              $11,300              $12,689                 $11,117                  $11,487                  $10,627
4/98              $11,710              $14,446                 $11,185                  $11,754                  $10,758
7/31/98           $11,646              $14,618                 $11,428                  $11,906                  $10,910

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 1998. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW-INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX IS COMPOSED OF ONE 1-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. THE PERFORMANCE OF THE PORTFOLIO'S OTHER CLASSES MAY BE GREATER OR LESS THAN THE PERFORMANCE INDICATED ON THIS CHART, DEPENDING ON WHETHER GREATER OR LESSER SALES CHARGES AND FEES WERE INCURRED BY SHAREHOLDERS INVESTING IN THE OTHER CLASSES.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.

HISTORICAL PERFORMANCE -- SELECT CONSERVATIVE PORTFOLIO+
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN    AVERAGE ANNUAL
             PERIOD ENDED                BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION    TOTAL RETURN++
-------------------------------------------------------------------------------------------------------------------------
7/31/98                                         $11.30              $11.38        $0.17        $0.10             3.06%
-------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                               10.00               11.30         0.00         0.00            13.00
-------------------------------------------------------------------------------------------------------------------------
Total                                                                             $0.17        $0.10
-------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT CONSERVATIVE PORTFOLIO
 ...............................................................................

2/5/97* -- 7/31/98                                                                                            16.46%
--------------------------------------------------------------------------------------------------------------------

+ IT IS THE SELECT CONSERVATIVE PORTFOLIOS' POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.
*  COMMENCEMENT OF OPERATIONS.

THE SELECT INCOME PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
90%                                      10%

THE SELECT INCOME PORTFOLIO SEEKS HIGH CURRENT INCOME BY INVESTING PRIMARILY IN BOND FUNDS.
 .................................................................

THE SELECT INCOME PORTFOLIO
The Select Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series, the Select Income Portfolio allocates most of its assets in taxable fixed-income funds designed to generate a high level of income consistent with safety and relative stability of principal. A small portion of the Portfolio is invested in equity funds that invest in large-capitalization U.S. stocks.

INDEX COMPARISON*

S&P 500                                             15.20%
LEHMAN GOVERNMENT/CORPORATE BOND                     2.81%
SALOMON SMITH BARNEY
 HIGH YIELD MARKET                                   3.62%
SALOMON SMITH BARNEY
 ONE-YEAR TREASURY BILL                              2.65%

 .................................................................
*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1998.
PORTFOLIO UPDATE
A strong U.S. dollar and continued turmoil in foreign markets helped fuel a robust bond market rally during the reporting period. As a number of developing countries braced themselves for another possible round of currency devaluations, many investors sought the relative safety of U.S. government bonds. This heightened demand combined with diminished supply helped send the yield on the bellwether 30-year U.S. Treasury bond to a record low yield of 5.62% during the past six months.

In contrast with collapsing demand in Asia, domestic consumer spending remains strong. As a result, upward pressure on wages increased, especially among service industries. However, productivity gains and falling commodity prices helped to offset any emerging inflationary pressures in the U.S. economy. In the absence of evidence of higher inflationary pressure and continued uncertainties plaguing worldwide financial markets, the Fed has so far refrained from changing short-term interest rates.

During the reporting period, the Portfolio maintained a diverse exposure to a broad range of bonds. The combination of a low inflation and a moderating U.S. economy helped to provide a near ideal backdrop for both government and corporate bonds. The Portfolio's return of 2.93% for the six months ended July 31, 1998 was slightly ahead of the Lehman Brothers Corporate/Government Index, a benchmark of the performance of a wide range of bonds with varying maturities, return of 2.81% for the same period.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT INCOME PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

GROWTH OF $10,000 INVESTED IN THE SELECT INCOME PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN GOVERNMENT/CORPORATE BOND INDEX,
SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX AND SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX
 ...............................................................................
FEBRUARY 5, 1997 -- JULY 31, 1998 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                STANDARD & POOR'S     LEHMAN GOVERNMENT/     SALOMON SMITH BARNEY     SALOMON SMITH BARNEY
                 SELECT           500 COMPOSITE           CORPORATE               HIGH YIELD            ONE-YEAR TREASURY
            INCOME PORTFOLIO       STOCK INDEX            BOND INDEX             MARKET INDEX              BILL INDEX
2/5/97                $10,000              $10,000                 $10,000                  $10,000                  $10,000
4/97                  $10,120              $10,242                 $10,046                  $10,137                  $10,124
7/97                  $10,850              $12,254                 $10,575                  $10,757                  $10,322
10/97                 $10,940              $11,793                 $10,791                  $11,060                  $10,473
1/98                  $11,290              $12,689                 $11,117                  $11,487                  $10,627
4/98                  $11,500              $14,446                 $11,185                  $11,754                  $10,758
7/31/98               $11,620              $14,618                 $11,428                  $11,906                  $10,910

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 1998. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW-INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX IS COMPOSED OF ONE 1-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. THE PERFORMANCE OF THE PORTFOLIO'S OTHER CLASSES MAY BE GREATER OR LESS THAN THE PERFORMANCE INDICATED ON THIS CHART, DEPENDING ON WHETHER GREATER OR LESSER SALES CHARGES AND FEES WERE INCURRED BY SHAREHOLDERS INVESTING IN THE OTHER CLASSES.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS.

HISTORICAL PERFORMANCE -- SELECT INCOME PORTFOLIO+
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN    AVERAGE ANNUAL
PERIOD ENDED                             BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION    TOTAL RETURN++
-------------------------------------------------------------------------------------------------------------------------
7/31/98                                         $11.29              $11.41        $0.06        $0.15             2.93%
-------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                               10.00               11.29         0.00         0.00            12.90
-------------------------------------------------------------------------------------------------------------------------
Total                                                                             $0.06        $0.15
-------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT INCOME PORTFOLIO
 ...............................................................................

2/5/97* -- 7/31/98                                                                                            16.20%
--------------------------------------------------------------------------------------------------------------------

+ IT IS THE SELECT INCOME PORTFOLIOS' POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.
*  COMMENCEMENT OF OPERATIONS.

THE SELECT HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1998
 ...............................................................................

   SHARES                        DESCRIPTION                        VALUE
 ---------------------------------------------------------------------------
 UNDERLYING FUNDS -- 97.5%
    106,889   Smith Barney Aggressive Growth Fund                $ 4,665,700
    137,721   Smith Barney Equity Funds - Smith Barney Large
                Cap Blend Fund                                     2,291,677
    125,012   Smith Barney Funds, Inc. - Large Cap Value Fund      2,305,226
    381,840   Smith Barney Income Funds - Smith Barney High
                Income Fund                                        4,494,262
    300,783   Smith Barney Investment Funds, Inc. - Concert
                Peachtree Growth Fund                              4,638,077
    171,718   Smith Barney Investment Funds, Inc. - Smith
                Barney Contrarian Fund                             2,331,929
    414,964   Smith Barney Investment Funds, Inc. - Smith
                Barney Hansberger Global Value Fund                4,676,645
    170,630   Smith Barney Investment Funds, Inc. - Smith
                Barney Special Equities Fund                       4,646,258
    283,343   Smith Barney Investment Trust - Smith Barney
                Large Capitalization Growth Fund                   4,658,152
    532,739   Smith Barney Small Cap Blend Fund, Inc.              6,957,568
    205,743   Smith Barney World Funds - International Equity
                Portfolio                                          4,894,621
 ---------------------------------------------------------------------------
              TOTAL UNDERLYING FUNDS (Cost -- $45,090,595)        46,560,115
 ---------------------------------------------------------------------------

    FACE
   AMOUNT                                                           VALUE
 ---------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.5%
 $1,181,000   Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds
              at maturity -- $1,181,551;
              (Fully collateralized by U.S. Treasury Notes,
              5.375% due 7/31/00; Market value -- $1,205,170)
              (Cost -- $1,181,000)                                 1,181,000
 ---------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost -- $46,271,595*)   $47,741,115
 ---------------------------------------------------------------------------

 *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1998
 ...............................................................................

   SHARES                        DESCRIPTION                        VALUE
 ---------------------------------------------------------------------------
 UNDERLYING FUNDS -- 98.6%
     88,674   Smith Barney Aggressive Growth Fund                $ 3,870,651
    466,667   Smith Barney Equity Funds - Smith Barney Large
                Cap Blend Fund                                     7,765,351
    414,420   Smith Barney Funds, Inc. - Large Cap Value Fund      7,641,920
    636,984   Smith Barney Income Funds - Smith Barney High
                Income Fund                                        7,497,311
    492,334   Smith Barney Investment Funds, Inc. - Concert
                Peachtree Growth Fund                              7,591,791
    284,121   Smith Barney Investment Funds, Inc. - Smith
                Barney Contrarian Fund                             3,858,365
    811,477   Smith Barney Investment Funds, Inc. - Smith
                Barney Government Securities Fund                  7,911,905
    346,021   Smith Barney Investment Funds, Inc. - Smith
                Barney Hansberger Global Value Fund                3,899,666
    591,239   Smith Barney Investment Funds, Inc. - Smith
                Barney Investment Grade Bond Fund                  7,910,789
    140,200   Smith Barney Investment Funds, Inc. - Smith
                Barney Special Equities Fund                       3,817,662
    233,718   Smith Barney Investment Trust - Smith Barney
                Large Capitalization Growth Fund                   3,842,328
    291,576   Smith Barney Small Cap Blend Fund, Inc.              3,807,983
    329,680   Smith Barney World Funds - International Equity
                Portfolio                                          7,843,108
 ---------------------------------------------------------------------------
              TOTAL UNDERLYING FUNDS (Cost -- $75,116,422)        77,258,830
 ---------------------------------------------------------------------------

    FACE
   AMOUNT                                                           VALUE
 ---------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.4%
 $1,066,000   Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds
              at maturity -- $1,066,497;
              (Fully collateralized by U.S. Treasury Notes,
              5.375% due 7/31/00; Market value -- $1,087,816)
              (Cost -- $1,066,000)                                 1,066,000
 ---------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost -- $76,182,422*)   $78,324,830
 ---------------------------------------------------------------------------

 *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1998
 ...............................................................................

   SHARES                        DESCRIPTION                        VALUE
 ---------------------------------------------------------------------------
 UNDERLYING FUNDS -- 95.7%
    512,695   Smith Barney Appreciation Fund Inc.                $ 7,741,708
    226,073   Smith Barney Equity Funds - Smith Barney Large
                Cap Blend Fund                                     3,761,857
    705,365   Smith Barney Fundamental Value Fund Inc.             7,688,480
    207,182   Smith Barney Funds, Inc. - Large Cap Value Fund      3,820,441
    854,288   Smith Barney Funds, Inc. - Short-Term High Grade
                Bond Fund                                          3,494,038
    457,125   Smith Barney Income Funds - Smith Barney
                Convertible Fund                                   7,761,988
  1,456,713   Smith Barney Income Funds - Smith Barney
                Diversified Strategic Income Fund                 11,595,438
    344,106   Smith Barney Income Funds - Smith Barney Premium
                Total Return Fund                                  7,763,045
    790,920   Smith Barney Investment Funds, Inc. - Smith
                Barney Government Securities Fund                  7,711,477
    606,330   Smith Barney Managed Governments Fund Inc.           7,724,651
    341,998   Smith Barney World Funds, Inc. - Global
                Government Bond Portfolio                          3,956,922
    166,149   Smith Barney World Funds - International Equity
                Portfolio                                          3,952,690
 ---------------------------------------------------------------------------
              TOTAL UNDERLYING FUNDS (Cost -- $76,576,081)        76,972,735
 ---------------------------------------------------------------------------

    FACE
   AMOUNT                                                           VALUE
 ---------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 4.3%
 $3,499,000   Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds
              at maturity -- $3,500,632;
              (Fully collateralized by U.S. Treasury Notes,
              5.375% due 7/31/00; Market value -- $3,570,609)
              (Cost -- $3,499,000)                                 3,499,000
 ---------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost -- $80,075,081*)   $80,471,735
 ---------------------------------------------------------------------------

 *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1998
 ...............................................................................

  SHARES                       DESCRIPTION                        VALUE
 -------------------------------------------------------------------------
 UNDERLYING FUNDS -- 98.0%
  137,624   Smith Barney Appreciation Fund Inc.                $ 2,078,127
   91,263   Smith Barney Fundamental Value Fund Inc.               994,769
  221,796   Smith Barney Funds, Inc. - Short-Term High Grade
              Bond Fund                                            907,144
  124,655   Smith Barney Income Funds - Smith Barney
              Convertible Fund                                   2,116,641
  506,470   Smith Barney Income Funds - Smith Barney
              Diversified Strategic Income Fund                  4,031,499
  170,823   Smith Barney Income Funds - Smith Barney High
              Income Fund                                        2,010,585
   44,166   Smith Barney Income Funds - Smith Barney Premium
              Total Return Fund                                    996,388
  206,585   Smith Barney Investment Funds, Inc. - Smith
              Barney Government Securities Fund                  2,014,201
   88,615   Smith Barney Investment Funds, Inc. - Smith
              Barney Hansberger Global Value Fund                  998,691
  237,069   Smith Barney Managed Governments Fund Inc.           3,020,259
   87,195   Smith Barney World Funds, Inc. - Global
              Government Bond Portfolio                          1,008,849
 -------------------------------------------------------------------------
            TOTAL UNDERLYING FUNDS (Cost -- $20,347,000)        20,177,153
 -------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
 -------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.0%
 $412,000   Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds
            at maturity -- $412,192;
            (Fully collateralized by U.S. Treasury Notes,
            5.375% due 7/31/00; Market value -- $420,432)
            (Cost -- $412,000)                                     412,000
 -------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $20,759,000*)   $20,589,153
 -------------------------------------------------------------------------

 *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1998
 ...............................................................................

  SHARES                       DESCRIPTION                       VALUE
 ------------------------------------------------------------------------
 UNDERLYING FUNDS -- 98.4%
   32,602   Smith Barney Appreciation Fund Inc.                $  492,297
  220,030   Smith Barney Funds, Inc. - Short-Term High Grade
              Bond Fund                                           899,922
   30,653   Smith Barney Income Funds - Smith Barney
              Convertible Fund                                    520,486
  237,434   Smith Barney Income Funds - Smith Barney
              Diversified Strategic Income Fund                 1,889,978
  160,049   Smith Barney Income Funds - Smith Barney High
              Income Fund                                       1,883,778
   20,817   Smith Barney Income Funds - Smith Barney Premium
              Total Return Fund                                   469,629
  145,274   Smith Barney Investment Funds, Inc. - Smith
              Barney Government Securities Fund                 1,416,424
  148,368   Smith Barney Managed Governments Fund Inc.          1,890,206
 ------------------------------------------------------------------------
            TOTAL UNDERLYING FUNDS (Cost -- $9,491,847)         9,462,720
 ------------------------------------------------------------------------

    FACE
   AMOUNT                                                           VALUE
 ---------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.6%
   $153,000   Goldman, Sachs & Co., 5.599% due 8/3/98; Proceeds
              at maturity -- $153,071;
              (Fully collateralized by U.S. Treasury Notes,
              5.375% due 7/31/00; Market value -- $156,131)
              (Cost -- $153,000)                                     153,000
 ---------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost -- $9,644,847*)     $9,615,720
 ---------------------------------------------------------------------------

 *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   JULY 31, 1998
 ...............................................................................

                                           SELECT       SELECT       SELECT        SELECT         SELECT
                                         HIGH GROWTH    GROWTH      BALANCED    CONSERVATIVE      INCOME
                                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost                  $46,271,595  $76,182,422  $80,075,081   $ 20,759,000   $ 9,644,847
-----------------------------------------------------------------------------------------------------------
   Investments, at value                 $47,741,115  $78,324,830  $80,471,735   $ 20,589,153   $ 9,615,720
   Cash                                          246          491          978            234           347
   Receivable from manager                        --           --           --         17,390        33,311
   Dividends and interest receivable             184          165      284,750          2,853         2,762
-----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                           47,741,545   78,325,486   80,757,463     20,609,630     9,652,140
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased          850,791      388,178    3,000,000        227,560        78,057
   Dividend payable                          259,791      689,890    1,059,089        290,574       124,156
   Capital gains payable                     157,661      786,615    1,074,808        169,756        48,846
   Accrued expenses                           35,811       90,337       93,176             --            --
-----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                       1,304,054    1,955,020    5,227,073        687,890       251,053
-----------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                      $46,437,491  $76,370,466  $75,530,390   $ 19,921,740   $ 9,401,087
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares           $     3,905  $     6,429  $     6,557   $      1,750   $       824
   Capital paid in excess of par value    44,457,610   73,115,049   73,506,355     19,617,884     9,194,796
   Undistributed net investment income       265,741      706,869    1,149,870        408,100       223,042
   Accumulated net realized gain on
     security transactions                   240,715      399,711      470,954         63,853        11,552
   Net unrealized appreciation
     (depreciation)
     of investments                        1,469,520    2,142,408      396,654       (169,847)      (29,127)
-----------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                      $46,437,491  $76,370,466  $75,530,390   $ 19,921,740   $ 9,401,087
-----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING                         3,904,930    6,429,391    6,557,108      1,750,176       823,682
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE                               $11.89       $11.88       $11.52         $11.38        $11.41
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JULY 31, 1998
 ...............................................................................

                                                                SELECT        SELECT        SELECT       SELECT       SELECT
                                                             HIGH GROWTH      GROWTH       BALANCED    CONSERVATIVE   INCOME
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income distributions from Underlying Funds                $   314,056   $    782,503  $  1,195,463  $  417,525   $  228,879
   Short-term capital gains from Underlying Funds                    627          5,100        34,925       8,750        1,993
   Interest                                                       17,009         29,380        28,474       8,565        4,140
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                       331,692        816,983     1,258,862     434,840      235,012
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Other expenses                                                 65,803        109,885       108,887      26,740       12,000
------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                 65,803        109,885       108,887      26,740       12,000
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            265,889        707,098     1,149,975     408,100      223,012
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From:
       Security transactions                                     302,978        243,556       226,434      28,466           --
       Capital gain distributions from Underlying Funds           32,710        241,241       259,779      35,898       11,546
------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN                                             335,688        484,797       486,213      64,364       11,546
------------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments:
       Beginning of period                                       108,384        175,632      (270,407)    (26,599)      31,510
       End of period                                           1,469,520      2,142,408       396,654    (169,847)     (29,127)
------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        1,361,136      1,966,776       667,061    (143,248)     (60,637)
------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                 1,696,824      2,451,573     1,153,274     (78,884)     (49,091)
------------------------------------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS FROM OPERATIONS                      $ 1,962,713   $  3,158,671  $  2,303,249  $  329,216   $  173,921
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   FOR THE SIX MONTHS ENDED JULY
31, 1998
 ...............................................................................

                                             SELECT           SELECT          SELECT          SELECT         SELECT
                                           HIGH GROWTH        GROWTH         BALANCED      CONSERVATIVE      INCOME
                                            PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                   $     265,889   $     707,098   $   1,149,975    $    408,100   $   223,012
   Net realized gain                             335,688         484,797         486,213          64,364        11,546
   Change in net unrealized
     appreciation (depreciation)               1,361,136       1,966,776         667,061        (143,248)      (60,637)
----------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS                                 1,962,713       3,158,671       2,303,249         329,216       173,921
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (259,791)       (689,890)     (1,059,089)       (290,574)     (124,156)
   Net realized gain                            (157,661)       (786,615)     (1,074,808)       (169,756)      (48,840)
----------------------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS               (417,452)     (1,476,505)     (2,133,897)       (460,330)     (172,996)
----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares           17,928,325      29,377,940      31,217,173       9,860,499     5,684,131
   Cost of shares reacquired                    (106,835)       (671,189)       (926,973)       (505,381)     (724,224)
----------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                   17,821,490      28,706,751      30,290,200       9,355,118     4,959,907
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                        19,366,751      30,388,917      30,459,552       9,224,004     4,960,832
NET ASSETS:
   Beginning of period                        27,070,740      45,981,549      45,070,838      10,697,736     4,440,255
----------------------------------------------------------------------------------------------------------------------
   END OF PERIOD*                          $  46,437,491   $  76,370,466   $  75,530,390    $ 19,921,740   $ 9,401,087
----------------------------------------------------------------------------------------------------------------------
 *INCLUDES UNDISTRIBUTED NET
   INVESTMENT INCOME OF:                        $265,741        $706,869      $1,149,870        $408,100      $223,042
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     FOR THE PERIOD ENDED JANUARY 31, 1998(a)
 ...............................................................................

                                             SELECT           SELECT          SELECT          SELECT         SELECT
                                           HIGH GROWTH        GROWTH         BALANCED      CONSERVATIVE      INCOME
                                            PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                   $     259,643   $     689,661   $   1,058,984    $    290,574   $   124,186
   Net realized gain                              62,688         701,529       1,059,549         169,245        48,846
   Change in net unrealized
     appreciation (depreciation)                 108,384         175,632        (270,407)        (26,599)       31,510
----------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS                                   430,715       1,566,822       1,848,126         433,220       204,542
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              --              --              --              --            --
   Net realized gain                                  --              --              --              --            --
----------------------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                     --              --              --              --            --
----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares           27,068,949      44,701,278      48,860,501      10,936,593     4,630,140
   Cost of shares reacquired                    (428,924)       (286,551)       (637,789)       (672,077)     (394,427)
----------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                   26,640,025      44,414,727      43,222,712      10,264,516     4,235,713
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                        27,070,740      45,981,549      45,070,838      10,697,736     4,440,255
NET ASSETS:
   Beginning of period                                --              --              --              --            --
----------------------------------------------------------------------------------------------------------------------
   END OF PERIOD*                          $  27,070,740   $  45,981,549   $  45,070,838    $ 10,697,736   $ 4,440,255
----------------------------------------------------------------------------------------------------------------------
 *INCLUDES UNDISTRIBUTED NET
   INVESTMENT INCOME OF:                        $259,643        $689,661      $1,058,984        $290,574      $124,186
----------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 ...............................................................................

1. SIGNIFICANT ACCOUNTING POLICIES

The Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Concert Allocation Series Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and six other separate investment portfolios: High Growth, Growth, Balanced, Conservative, Income and Global Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Mutual Management Corp. ("MMC"), or another affiliate of Smith Barney Inc. Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans. The financial statements and financial highlights for the other portfolios are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Fund are: (a) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (b) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on the accrual basis; (c) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (d) dividends and distributions to shareholders are recorded on the ex-dividend date; (e) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. MANAGEMENT AGREEMENT
Travelers Investment Adviser, Inc. ("TIA"), a subsidiary of Salomon Smith Barney Holdings Inc., acts as the investment manager for the Fund. Each Portfolio pays TIA a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by TIA.

All officers and one director of the Fund are employees of Smith Barney Inc.

3. INVESTMENTS
During the six months ended July 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

PORTFOLIO                                 PURCHASES     SALES
-------------------------------------------------------------------
Select High Growth                       $20,628,178  $2,500,000
Select Growth                             32,175,513   2,300,000
Select Balanced                           37,311,400   6,026,151
Select Conservative                        1,940,062          --
Select Income                              5,173,018          --
-------------------------------------------------------------------

At July 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                         NET UNREALIZED
                                                                          APPRECIATION
PORTFOLIO                                APPRECIATION    DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------------
Select High Growth                          $2,534,036    $ (1,064,516)     $1,469,520
Select Growth                                3,157,039      (1,014,631)      2,142,408
Select Balanced                                826,726        (430,072)        396,654
Select Conservative                             90,901        (260,748)       (169,847)
Select Income                                   16,973         (46,100)        (29,127)
----------------------------------------------------------------------------------------

 ...............................................................................

4. REPURCHASE AGREEMENTS
The Portfolios purchase (and their custodian takes possession of ) U.S. government securities from banks and security dealers subject to agreements to resell the securities to sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at lease equal to the repurchase price.

5. CAPITAL SHARES
At July 31, 1998, the Fund had 5.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each portfolio were as follows:

                                         SIX MONTHS ENDED            PERIOD ENDED
                                           JULY 31, 1998          JANUARY 31, 1998(a)
------------------------------------------------------------------------------------------
SELECT HIGH GROWTH PORTFOLIO
  Shares sold                                   1,466,340                 2,486,848
  Shares redeemed                                  (8,681)                  (39,577)
------------------------------------------------------------------------------------------
  NET INCREASE                                  1,457,659                 2,447,271
------------------------------------------------------------------------------------------
SELECT GROWTH PORTFOLIO
  Shares sold                                   2,407,693                 4,103,840
  Shares redeemed                                 (55,723)                  (26,419)
------------------------------------------------------------------------------------------
  NET INCREASE                                  2,351,970                 4,077,421
------------------------------------------------------------------------------------------
SELECT BALANCED PORTFOLIO
  Shares sold                                   2,638,615                 4,056,352
  Shares redeemed                                 (78,555)                  (59,304)
------------------------------------------------------------------------------------------
  NET INCREASE                                  2,560,060                 3,997,048
------------------------------------------------------------------------------------------
SELECT CONSERVATIVE PORTFOLIO
  Shares sold                                     847,020                 1,009,487
  Shares redeemed                                 (43,466)                  (62,865)
------------------------------------------------------------------------------------------
  NET INCREASE                                    803,554                   946,622
------------------------------------------------------------------------------------------
SELECT INCOME PORTFOLIO
  Shares sold                                     493,354                   429,622
  Shares redeemed                                 (62,816)                  (36,478)
------------------------------------------------------------------------------------------
  NET INCREASE                                    430,538                   393,144
------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.

FINANCIAL HIGHLIGHTS
 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   1998            1998
SELECT HIGH GROWTH PORTFOLIO        (1)           (2)(3)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $11.06          $10.00
------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income(4)          0.03            0.26
   Net realized and unrealized
     gain                            0.91            0.80
------------------------------------------------------------
Total Income From Operations         0.94            1.06
------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income            (0.07)             --
   Net realized gains               (0.04)             --
------------------------------------------------------------
Total Distributions                 (0.11)             --
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $11.89          $11.06
------------------------------------------------------------
TOTAL RETURN++                       8.48%          10.60%
------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S)                          $46,437         $27,071
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                          0.35%           0.35%
   Net investment income             1.42            2.41
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 7%             43%
------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED).
(2) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.
(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
(4) NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   1998            1998
SELECT GROWTH PORTFOLIO             (1)           (2)(3)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $11.28          $10.00
------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income(4)          0.05            0.44
   Net realized and unrealized
     gain                            0.78            0.84
------------------------------------------------------------
Total Income From Operations         0.83            1.28
------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income            (0.11)             --
   Net realized gains               (0.12)             --
------------------------------------------------------------
Total Distributions                 (0.23)             --
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $11.88          $11.28
------------------------------------------------------------
TOTAL RETURN++                       7.36%          12.80%
------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S)                          $76,370         $45,982
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                          0.35%           0.35%
   Net investment income             2.26            4.11
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 4%             43%
------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED).
(2) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.
(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
(4) NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   1998            1998
SELECT BALANCED PORTFOLIO           (1)           (2)(3)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $11.28          $10.00
------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income(4)          0.07            0.64
   Net realized and unrealized
     gain                            0.49            0.64
------------------------------------------------------------
Total Income From Operations         0.56            1.28
------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income            (0.16)             --
   Net realized gains               (0.16)             --
------------------------------------------------------------
Total Distributions                 (0.32)             --
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $11.52          $11.28
------------------------------------------------------------
TOTAL RETURN++                       5.02%          12.80%
------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S)                          $75,530         $45,071
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                          0.35%           0.35%
   Net investment income             3.70            5.89
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 9%             19%
------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED).
(2) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.
(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
(4) NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   1998            1998
SELECT CONSERVATIVE PORTFOLIO       (1)           (2)(3)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $11.30          $10.00
------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income(4)          0.10            0.78
   Net realized and unrealized
     gain                            0.25            0.52
------------------------------------------------------------
Total Income From Operations         0.35            1.30
------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income            (0.17)             --
   Net realized gains               (0.10)             --
------------------------------------------------------------
Total Distributions                 (0.27)             --
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $11.38          $11.30
------------------------------------------------------------
TOTAL RETURN++                       3.06%          13.00%
------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S)                          $19,922         $10,698
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                          0.35%           0.35%
   Net investment income             5.81            7.24
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 0%             35%
------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED).
(2) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.
(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
(4) NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                   1998            1998
SELECT INCOME PORTFOLIO             (1)           (2)(3)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $11.29         $10.00
------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income(4)          0.10           0.80
   Net realized and unrealized
     gain                            0.23           0.49
------------------------------------------------------------
Total Income From Operations         0.33           1.29
------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income            (0.06)            --
   Net realized gains               (0.15)            --
------------------------------------------------------------
Total Distributions                 (0.21)            --
------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $11.41         $11.29
------------------------------------------------------------
TOTAL RETURN++                       2.93%         12.90%
------------------------------------------------------------
NET ASSETS, END OF PERIOD
 (000'S)                           $9,401         $4,440
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                          0.35%          0.35%
   Net investment income             6.50           7.36
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 0%            11%
------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED).
(2) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1998.
(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
(4) NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)
 ...............................................................................

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

    1.  To elect Directors of the Fund; and
    2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                                                                            PERCENTAGE
                                                             SHARES VOTED    OF SHARES   SHARES VOTED   PERCENTAGE OF
NAME OF DIRECTORS                                                FOR           VOTED        AGAINST     SHARES VOTED
---------------------------------------------------------------------------------------------------------------------
Walter E. Auch                                              84,619,503.676      97.425%  2,236,735.674        2.575%
Martin Brody                                                84,551,046.663      97.346   2,305,192.687        2.654
Armon E. Kamesar                                            84,634,316.373      97.442   2,221,922.977        2.558
Stephen E. Kaufman                                          84,596,251.231      97.398   2,259,988.119        2.602
H. John Ellis                                               84,667,389.466      97.480   2,188,849.884        2.520
Heath B. McLendon                                           84,674,485.335      97.488   2,181,754.015        2.512
---------------------------------------------------------------------------------------------------------------------

Proposal 2 requested that shareholders approve certain modifications to the fundamental investment policies of the Portfolios in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Portfolios. The following chart demonstrates that all proposals were approved by the shareholders.

--------------------------------------------------------------
Senior Securities                                     Approved
Borrowing                                             Approved
Lending by the Fund                                   Approved
Underwriting                                          Approved
Real Estate                                           Approved
--------------------------------------------------------------

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Portfolios on all proposals.

               PERCENTAGE     SHARES     PERCENTAGE                PERCENTAGE
SHARES VOTED    OF SHARES      VOTED      OF SHARES     SHARES      OF SHARES
     FOR          VOTED       AGAINST       VOTED     ABSTAINING    ABSTAINED
------------------------------------------------------------------------------
2,789,103.084     86.804%   71,944.707       2.239%   362,102.180     11.270%
------------------------------------------------------------------------------

DIRECTORS
Walter E. Auch
Martin Brody
Armon E. Kamesar
Stephen E. Kaufman
H. John Ellis
Heath B. McLendon, CHAIRMAN

OFFICERS
Heath B. McLendon
CHIEF EXECUTIVE OFFICER

Lewis E. Daidone
SENIOR VICE PRESIDENT
AND TREASURER

Thomas B. Stiles II
VICE PRESIDENT AND
INVESTMENT OFFICER

R. Jay Gerken
VICE PRESIDENT AND
INVESTMENT OFFICER

Thomas M. Reynolds
CONTROLLER

Christina T. Sydor
SECRETARY

INVESTMENT MANAGER
Travelers Investment Adviser, Inc.

CUSTODIAN
PNC Bank, N.A.

SHAREHOLDER SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
388 Greenwich Street
New York, New York 10013

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE
OWNERS OF THE SMITH BARNEY CONCERT ALLOCATION SERIES INC.:                          [LOGO]
SELECT HIGH GROWTH, SELECT GROWTH, SELECT BALANCED, SELECT
CONSERVATIVE AND SELECT INCOME PORTFOLIOS. IT IS NOT                     Member NASD, SIPC
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS     -C- 1996 Smith Barney Inc.
ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE FUND,                 FD01325 9/98
WHICH CONTAINS INFORMATION CONCERNING THE FUND'S INVESTMENT
POLICIES, FEES AND EXPENSES, AS WELL AS OTHER PERTINENT
INFORMATION.